UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09086

TD Asset Management USA Funds Inc.

(FORMERLY KNOWN AS TD WATERHOUSE FAMILY OF FUNDS, INC.)

(Exact name of registrant as specified in charter)

399 Park Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

R. Michael Thorfinnson, TD Asset Management USA Funds Inc.

399 Park Avenue, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 646-828-3653

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TD Asset Management

SEMIANNUAL REPORT

April 30, 2015 (Unaudited)

TD Asset Management USA Funds Inc.

TDAM Money Market Portfolio

–	Investor Class
–	Premium Class
–	Class A
–	Select Class

TDAM U.S. Government Portfolio

–	Investor Class
–	Class A

TDAM Municipal Portfolio

–	Investor Class
–	Class A

TDAM California Municipal Money Market Portfolio

–	Investor Class
–	Class A

TDAM New York Municipal Money Market Portfolio

–	Investor Class
–	Class A

NOT FDIC INSURED •   NO BANK GUARANTEE •   MAY LOSE VALUE

® The TD logo and other trade-marks are the property of The Toronto-Dominion Bank.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-669-3900, or by visiting the SEC’s website at http://www.sec.gov.

The Portfolios’ proxy voting record for the most recent 12-month period ended June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Individual Investors, Proxy Voting Rights. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Portfolios file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. They are available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
Donald J. Herrema Chairman of the Board	Barbara F. Palk Peter B. M. Eby James E. Kelly Christopher L. Wilson Robert P. Herrmann
EXECUTIVE OFFICERS
R. Michael Thorfinnson President and Chief Executive Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer
Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer
Curtis Barnes Secretary

Service Providers

Investment Manager & Administrator TDAM USA Inc. 399 Park Avenue New York, NY 10022	Transfer Agent TD Ameritrade Clearing, Inc. 200 South 108th Avenue Omaha, NE 68154-2631
Independent Registered Public Accounting Firm Ernst & Young LLP One Commerce Square 2005 Market Street Philadelphia, PA 19103	Shareholder Servicing Agent TD Ameritrade, Inc. P.O. Box 2209 Omaha, NE 68103-2209 Client Services Department 800-669-3900
Custodian BNY Mellon One Wall Street New York, NY 10286	Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019
Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456	Independent Directors Counsel Goodwin Procter LLP 901 New York Avenue, N.W. Washington, DC 20001

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

Market Review

The first half of fiscal 2015 (November 1, 2014 to April 30, 2015) was positive for financial assets, with both equities and fixed income generating gains. The S&P 500 Index continued to reach new all-time highs and rose 4% over the six months. Meanwhile, both Treasuries and corporate bonds generated positive returns, contributing to the Barclays U.S. Aggregate Bond Index to advance 2%.

Bonds rose in four of the six months ended April 30, 2015, as yields continued to decline. Energy prices dropped notably in the latter half of 2014, and this created downward pressure on yields, as did the associated reduction in inflation expectations. Overall, bond yields remain low, although corporate bonds still offer a yield advantage over government bonds. Issuance of corporate bonds was strong in 2014, setting a new record, and this strength continued into 2015. The new supply of corporate bonds has been met with robust demand as investors continue to search for yield.

Highly accommodative monetary policies have contributed significantly to the current low level of yields. Policies remain very supportive globally, notably at the European Central Bank, Bank of Japan and Bank of Canada. In fact, more than 25 global central banks have eased their policies so far in 2015. However, with its economy showing signs of relative strength, the U.S. is beginning to diverge from this easing trend, and the Federal Reserve (the Fed) has begun to take a more neutral stance. In October 2014 (just before the start of the reporting period) it ended its quantitative easing program, and it is widely expected to begin increasing interest rates later this year. In spite of these expectations, we believe rates will remain low for a considerable time to come. In its most recent statement, the Fed indicated that it would take a balanced approach to any tightening of its policies, and it noted that it may keep the federal funds rate lower than normal even once employment and inflation data approach the targeted levels.

The expectation that interest rates may rise in the U.S. kept the U.S. dollar in favor over the period, and it rose against most other major currencies, including the British pound, euro, Japanese yen and Canadian dollar. Relative economic strength domestically versus slow or stagnant growth in other regions, such as the euro zone, Japan and China, plus geopolitical unease over continuing instability in Ukraine and surrounding countries, rising tensions in the Middle East and political change in Greece also helped to strengthen the dollar.

Looking Ahead

We continue to focus on high quality investments and are mindful of macro-economic factors that may affect our investments, including slow global economic growth, elevated sovereign debt levels, and inflationary/deflationary pressures. While risks have risen, economic improvements domestically and continuing high levels of central bank liquidity globally are helping to moderate the probability of extreme outcomes. We anticipate that global central banks will maintain their accommodative stances for some time to come.

As always, we thank you for your business. We look forward to continuing to help you manage your money successfully.

R. Michael Thorfinnson
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

May 15, 2015

An investment in the Money Market Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call your financial advisor or TD Ameritrade, Inc. Institutional at 800-431-3500 or TD Ameritrade, Inc. Client Services at 800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

Disclosure of Portfolio Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Portfolio’s gross income, directly reduce the investment return of the Portfolio. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2014 through April 30, 2015).

The table on the following page illustrates your Portfolio’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Portfolio in the “Actual” line under the heading “Expenses Paid During Period.”
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Portfolio’s costs with those of other mutual Portfolios. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Portfolio’s actual expense ratio. This information assumes that the Portfolio had a return of 5% before expenses during the year, (which is not the Portfolio’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Disclosure of Portfolio Expenses (Unaudited) (Continued)

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Annualized Expense Ratios 11/1/14 to 4/30/15	Expenses Paid During Period* 11/1/14 to 4/30/15
TDAM Money Market Portfolio – Investor Class
Actual	$1,000.00	$1,000.10	0.13%	$0.64
Hypothetical (5% Return before expenses)	1,000.00	1,024.15	0.13	0.65
TDAM Money Market Portfolio – Premium Class
Actual	1,000.00	1,000.10	0.13	0.64
Hypothetical (5% Return before expenses)	1,000.00	1,024.15	0.13	0.65
TDAM Money Market Portfolio – Class A
Actual	1,000.00	1,000.10	0.13	0.64
Hypothetical (5% Return before expenses)	1,000.00	1,024.15	0.13	0.65
TDAM Money Market Portfolio – Select Class
Actual	1,000.00	1,000.10	0.13	0.64
Hypothetical (5% Return before expenses)	1,000.00	1,024.15	0.13	0.65
TDAM U.S. Government Portfolio – Investor Class
Actual	1,000.00	1,000.00	0.07	0.35
Hypothetical (5% Return before expenses)	1,000.00	1,024.45	0.07	0.35
TDAM U.S. Government Portfolio – Class A
Actual	1,000.00	1,000.00	0.07	0.35
Hypothetical (5% Return before expenses)	1,000.00	1,024.45	0.07	0.35
TDAM Municipal Portfolio – Investor Class
Actual	1,000.00	1,000.00	0.04	0.20
Hypothetical (5% Return before expenses)	1,000.00	1,024.60	0.04	0.20
TDAM Municipal Portfolio – Class A
Actual	1,000.00	1,000.00	0.04	0.20
Hypothetical (5% Return before expenses)	1,000.00	1,024.60	0.04	0.20
TDAM California Municipal Money Market Portfolio – Investor Class
Actual	1,000.00	1,000.00	0.02	0.10
Hypothetical (5% Return before expenses)	1,000.00	1,024.70	0.02	0.10
TDAM California Municipal Money Market Portfolio – Class A
Actual	1,000.00	1,000.00	0.02	0.10
Hypothetical (5% Return before expenses)	1,000.00	1,024.70	0.02	0.10
TDAM New York Municipal Money Market Portfolio – Investor Class
Actual	1,000.00	1,000.00	0.03	0.15
Hypothetical (5% Return before expenses)	1,000.00	1,024.65	0.03	0.15
TDAM New York Municipal Money Market Portfolio – Class A
Actual	1,000.00	1,000.00	0.03	0.15
Hypothetical (5% Return before expenses)	1,000.00	1,024.65	0.03	0.15
*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value for the period, multiplied by 181/365 (to reflect one-half year period).

TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 04/30/15 (Unaudited)

*	The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. The Investment Manager and its affiliates from time to time may waive the Portfolio’s fees or assume certain Portfolio expenses in an effort to maintain certain net yields for the Portfolios. Accordingly, any waiver or expense reduction will have the effect of increasing yield to investors during the period of the expense reduction. Certain of the Portfolio’s fees are currently being waived voluntarily in an effort to maintain certain net yields. The performance information shown above reflects such voluntary fee waivers, which may be reduced or eliminated at any time. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Portfolio compositions are subject to change.
***	U.S. Government guarantee applies to the underlying securities of the Portfolio and not the Portfolio shares.

TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 04/30/15 (Unaudited) (Concluded)

****	Income may be subject to federal alternative minimum tax.
†	Tax-equivalent yields for the Investor Class shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.02%, 0.02% and 0.02%, respectively; and the tax-equivalent yields for the Class A shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.02%, 0.02% and 0.02%, respectively. This is assuming a 2015 maximum federal tax rate of 39.6% for the Municipal Portfolio, 51.9% federal and state for the California Municipal Money Market Portfolio, and 48.4% federal and state for the New York Municipal Money Market Portfolio.

Statements of Assets and Liabilities

April 30, 2015 (Unaudited)

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Money Market Portfolio	TDAM New York Municipal Money Market Portfolio
ASSETS
Cost of investments and repurchase agreements	$2,981,164,241	$1,031,018,561	$874,289,737	$363,860,675	$197,657,584
Investments in securities, at value (Note 2)	$2,410,945,241	$855,463,561	$874,289,737	$363,860,675	$197,657,584
Repurchase agreements, at value (Note 2)	570,219,000	175,555,000	—	—	—
TOTAL INVESTMENTS	2,981,164,241	1,031,018,561	874,289,737	363,860,675	197,657,584
Cash	762	678	63,574	60,245	50,632
Receivable for capital shares sold	44,171,679	15,369,597	8,067,402	3,635,947	4,010,463
Interest receivable	2,852,400	59,291	491,118	179,360	33,386
Receivable for investment securities sold	15,000	—	—	—	—
Receivable for shareholder servicing fees	32	84	—	30	13
Receivable for distribution fees	—	29	3,475	27	—
Receivable for transfer agent fees	—	22	37	19	11
Due from Investment Manager	—	—	—	8,110	9,084
Prepaid Directors' fees (Note 4)	5,174	5,174	5,174	5,174	5,174
Prepaid expenses	469,424	92,011	88,665	52,011	40,947
TOTAL ASSETS	3,028,678,712	1,046,545,447	883,009,182	367,801,598	201,807,294
LIABILITIES
Payable for capital shares redeemed	56,498,256	16,258,053	8,534,015	5,872,095	2,654,886
Payable for securities purchased	48,030,987	—	—	—	—
Payable to Investment Manager	252,271	32,356	4,527	—	—
Distribution fees payable	3,511	—	—	—	102
Dividends payable to shareholders	1,102	180	337	168	64
Transfer agent fees payable	299	—	—	—	—
Shareholder servicing fees payable	—	—	8	—	—
Other accrued expenses	232,731	106,393	83,076	55,893	53,202
TOTAL LIABILITIES	105,019,157	16,396,982	8,621,963	5,928,156	2,708,254
NET ASSETS	$2,923,659,555	$1,030,148,465	$874,387,219	$361,873,442	$199,099,040
Net assets consist of:
Paid-in-capital ($0.0001 par value common stock 27 billion, 12 billion, 8 billion, 7 billion and 4 billion shares authorized, respectively)	$2,923,659,673	$1,030,152,005	$874,387,219	$361,877,494	$199,134,645
Undistributed (distributions in excess of) net investment income	(2)	371	—	—	—
Accumulated net realized losses from investment transactions	(116)	(3,911)	—	(4,052)	(35,605)
Net assets, at value	$2,923,659,555	$1,030,148,465	$874,387,219	$361,873,442	$199,099,040
Investor Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00
	($583,538,139 ÷ 583,559,376 shares)	($746,109,879 ÷ 746,117,972 shares)	($392,990,016 ÷ 393,012,093 shares)	($161,172,735 ÷ 161,168,572 shares)	($105,987,854 ÷ 106,020,294 shares)
Premium Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A
	($92,545,085 ÷ 92,553,954 shares)
Class A net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00
	($1,547,615,959 ÷ 1,547,578,913 shares)	($284,038,586 ÷ 284,035,028 shares)	($481,397,203 ÷ 481,375,627 shares)	($200,700,707 ÷ 200,708,922 shares)	($93,111,186 ÷ 93,133,930 shares)
Select Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A
	($699,960,372 ÷ 699,967,429 shares)

Please see accompanying notes to financial statements.

Statements of Operations

For the Six-Month Period Ended April 30, 2015 (Unaudited)

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Money Market Portfolio	TDAM New York Municipal Money Market Portfolio
INVESTMENT INCOME
Interest Income	$2,059,697	$428,808	$223,112	$64,071	$38,499
EXPENSES
Distribution fees
Investor Class	1,301,485	1,703,698	911,291	356,672	230,027
Premium Class	191,737	—	—	—	—
Class A	4,119,680	745,944	1,312,673	562,187	220,822
Select Class	1,164,789	—	—	—	—
Shareholder servicing fees
Investor Class	723,044	946,494	506,271	198,150	127,792
Premium Class	26,266	—	—	—	—
Class A	1,943,248	351,861	619,186	265,183	104,161
Select Class	176,488	—	—	—	—
Transfer agent fees
Investor Class	289,215	378,595	202,507	79,259	51,116
Premium Class	26,266	—	—	—	—
Class A	777,293	140,743	247,673	106,072	41,664
Select Class	352,963	—	—	—	—
Investment management fees	1,326,387	516,988	450,179	185,332	92,781
Directors' fees (Note 4)	9,242	9,242	9,242	9,242	9,242
Registration fees	237,735	40,664	36,021	28,583	25,545
Shareholder reports and mailing	195,164	86,697	35,032	15,666	11,218
Professional fees	106,122	49,908	45,901	30,624	25,403
Custody fees	45,267	22,933	24,641	16,022	10,634
Other expenses	80,815	32,042	40,640	21,392	13,013
TOTAL EXPENSES	13,093,206	5,025,809	4,441,257	1,874,384	963,418
Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(11,180,712)	(4,648,651)	(4,263,162)	(1,828,847)	(934,201)
NET EXPENSES	1,912,494	377,158	178,095	45,537	29,217
NET INVESTMENT INCOME	147,203	51,650	45,017	18,534	9,282
NET REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS	—	793	—	91	(24)
NET INCREASE IN NET ASSETS FROM OPERATIONS	$147,203	$52,443	$45,017	$18,625	$9,258

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Money Market Portfolio		TDAM U.S. Government Portfolio		TDAM Municipal Portfolio
	Six-Month Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six-Month Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six-Month Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
OPERATIONS:
Net investment income	$147,203	$247,163	$51,650	$71,374	$45,017	$88,858
Net realized gains (losses) from investment transactions	—	23,066	793	(1,348)	—	—
Net increase in net assets from operations	147,203	270,229	52,443	70,026	45,017	88,858
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(28,923)	(62,862)	(37,575)	(72,919)	(20,251)	(42,282)
Premium Class	(5,253)	(10,572)	—	—	—	—
Class A	(77,728)	(144,498)	(14,075)	(29,195)	(24,767)	(46,833)
Select Class	(35,297)	(54,598)	—	—	—	—
From net realized gains
Investor Class	(2,939)	—	—	—	—	—
Premium Class	(637)	—	—	—	—	—
Class A	(7,753)	—	—	—	—	—
Select Class	(3,551)	—	—	—	—	—
Total dividends and distributions to shareholders	(162,081)	(272,530)	(51,650)	(102,114)	(45,018)	(89,115)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Investor Class:
Proceeds from shares sold	741,571,655	1,467,917,773	2,238,067,655	4,485,651,350	507,575,365	970,325,236
Shares issued in reinvestment of dividends	26,735	56,466	37,124	71,087	19,452	40,893
Payments for shares redeemed	(741,579,336)	(1,559,099,463)	(2,243,524,126)	(4,404,106,939)	(519,548,850)	(998,415,410)
Net increase (decrease) in net assets from Investor Class shares	19,054	(91,125,224)	(5,419,347)	81,615,498	(11,954,033)	(28,049,281)
Premium Class:
Proceeds from shares sold	41,685,972	88,999,881	—	—	—	—
Shares issued in reinvestment of dividends	4,449	8,630	—	—	—	—
Payments for shares redeemed	(63,082,873)	(81,016,069)	—	—	—	—
Net increase (decrease) in net assets from Premium Class shares	(21,392,452)	7,992,442	—	—	—	—
Class A:
Proceeds from shares sold	3,429,466,070	6,285,404,978	607,498,240	1,355,405,568	990,300,608	1,837,157,123
Shares issued in reinvestment of dividends	76,196	141,818	13,776	28,463	23,701	44,816
Payments for shares redeemed	(3,455,002,231)	(6,119,552,277)	(626,363,371)	(1,349,848,297)	(972,013,687)	(1,872,444,222)
Net increase (decrease) in net assets from Class A shares	(25,459,965)	165,994,519	(18,851,355)	5,585,734	18,310,622	(35,242,283)
Select Class:
Proceeds from shares sold	1,268,832,170	2,001,430,591	—	—	—	—
Shares issued in reinvestment of dividends	34,528	53,067	—	—	—	—
Payments for shares redeemed	(1,202,214,321)	(1,885,394,074)	—	—	—	—
Net increase in net assets from Select Class shares	66,652,377	116,089,584	—	—	—	—
Net increase (decrease) in net assets from capital share transactions	19,819,014	198,951,321	(24,270,702)	87,201,232	6,356,589	(63,291,564)
TOTAL INCREASE (DECREASE) IN NET ASSETS	19,804,136	198,949,020	(24,269,909)	87,169,144	6,356,588	(63,291,821)
NET ASSETS:
Beginning of period	2,903,855,419	2,704,906,399	1,054,418,374	967,249,230	868,030,631	931,322,452
End of period	$2,923,659,555	$2,903,855,419	$1,030,148,465	$1,054,418,374	$874,387,219	$868,030,631
Undistributed (distributions in excess of) net investment income, end of period	$(2)	$(4)	$371	$371	$—	$1

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM California Municipal Money Market Portfolio		TDAM New York Municipal Money Market Portfolio
	Six-Month Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six-Month Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
OPERATIONS:
Net investment income	$18,534	$38,510	$9,282	$19,130
Net realized gains (losses) from investment transactions	91	655	(24)	420
Net increase in net assets from operations	18,625	39,165	9,258	19,550
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(7,926)	(16,538)	(5,113)	(10,400)
Class A	(10,608)	(21,513)	(4,168)	(7,487)
Total dividends and distributions to shareholders	(18,534)	(38,051)	(9,281)	(17,887)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Investor Class:
Proceeds from shares sold	174,856,014	323,831,646	158,612,013	347,306,383
Shares issued in reinvestment of dividends	7,742	16,095	4,790	9,880
Payments for shares redeemed	(171,124,911)	(336,336,227)	(154,512,575)	(345,495,980)
Net increase (decrease) in net assets from Investor Class shares	3,738,845	(12,488,486)	4,104,228	1,820,283
Class A:
Proceeds from shares sold	546,288,066	1,186,663,724	190,656,571	333,892,875
Shares issued in reinvestment of dividends	10,207	20,627	4,058	7,239
Payments for shares redeemed	(547,568,074)	(1,173,689,669)	(165,178,978)	(341,902,874)
Net increase (decrease) in net assets from Class A shares	(1,269,801)	12,994,682	25,481,651	(8,002,760)
Net increase (decrease) in net assets from capital share transactions	2,469,044	506,196	29,585,879	(6,182,477)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,469,135	507,310	29,585,856	(6,180,814)
NET ASSETS:
Beginning of period	359,404,307	358,896,997	169,513,184	175,693,998
End of period	$361,873,442	$359,404,307	$199,099,040	$169,513,184
Distributions in excess of net investment income, end of period	$—	$—	$—	$(1)

Please see accompanying notes to financial statements.

Financial Highlights

For the six-month period ended April 30, 2015 (unaudited) and years ended October 31,
For a Share Outstanding Throughout the Years

	Investor Class
	2015ˆ		2014		2013		2012		2011		2010
TDAM Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Net realized gains (losses) on investments	—		0.000	*	(0.000	)*	0.000	*	0.000	*	(0.000)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Distributions from net realized gains	(0.000	)*	—		(0.000	)*	(0.000	)*	—		(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.03%		0.05%
Net assets end of period (000)	$583,538		$583,522		$674,647		$763,979		$865,149		$2,380,748
Ratio of net expenses to average net assets	0.13	%‡	0.11%		0.15%		0.25%		0.20%		0.24%
Ratio of total expenses to average net assets	0.94	%‡	0.94%		0.95%		0.97%		0.92%		0.94%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.03%		0.05%

	Premium Class
	2015ˆ		2014		2013		2012		2011		2010
TDAM Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Net realized gains (losses) on investments	—		0.000	*	(0.000	)*	0.000	*	0.000	*	(0.000)*
Total from operations	0.000	*	0.000	*	0.000		0.000	*	0.000	*	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Distributions from net realized gains	(0.000	)*	—		(0.000	)*	(0.000	)*	—		(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.03%		0.05%
Net assets end of period (000)	$92,545		$113,938		$105,946		$131,130		$183,634		$272,820
Ratio of net expenses to average net assets	0.13	%‡	0.11%		0.15%		0.25%		0.20%		0.24%
Ratio of total expenses to average net assets	0.60	%‡	0.61%		0.61%		0.63%		0.58%		0.61%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.03%		0.05%

*	Amount represents less than $.001 per share.
ˆ	For the six-month period ended April 30, 2015.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
‡	Annualized.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

	Class A
	2015ˆ		2014		2013		2012		2011		2010
TDAM Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Net realized gains (losses) on investments	—		0.000	*	(0.000	)*	0.000	*	0.000	*	(0.000)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Distributions from net realized gains	(0.000	)*	—		(0.000	)*	(0.000	)*	—		(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.03%		0.05%
Net assets end of period (000)	$1,547,616		$1,573,084		$1,407,090		$1,280,470		$1,158,756		$2,038,349
Ratio of net expenses to average net assets	0.13	%‡	0.11%		0.15%		0.25%		0.20%		0.24%
Ratio of total expenses to average net assets	1.02	%‡	1.02%		1.03%		1.05%		1.00%		1.02%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.03%		0.05%

	Select Class
	2015ˆ		2014		2013		2012		2011		2010
TDAM Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Net realized gains (losses) on investments	—		0.000	*	(0.000	)*	0.000	*	0.000	*	(0.000)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Distributions from net realized gains	(0.000	)*	—		(0.000	)*	(0.000	)*	—		(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.03%		0.05%
Net assets end of period (000)	$699,961		$633,311		$517,223		$520,771		$638,736		$1,343,207
Ratio of net expenses to average net assets	0.13	%‡	0.11%		0.15%		0.25%		0.20%		0.24%
Ratio of total expenses to average net assets	0.62	%‡	0.62%		0.63%		0.65%		0.60%		0.62%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.03%		0.05%

*	Amount represents less than $.001 per share.
ˆ	For the six-month period ended April 30, 2015.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
‡	Annualized.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

	Investor Class
	2015ˆ		2014		2013		2012		2011		2010
TDAM U.S. Government Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		(0.000	)*	—		(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.00%		0.01%		0.01%		0.01%		0.02%		0.03%
Net assets end of period (000)	$746,110		$751,528		$669,935		$571,744		$563,640		$812,061
Ratio of net expenses to average net assets	0.07	%‡	0.06%		0.09%		0.13%		0.14%		0.18%
Ratio of total expenses to average net assets	0.95	%‡	0.95%		0.95%		0.95%		0.92%		0.95%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.02%		0.03%

	Class A
	2015ˆ		2014		2013		2012		2011		2010
TDAM U.S. Government Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		(0.000	)*	—		(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.00%		0.01%		0.00%		0.01%		0.02%		0.03%
Net assets end of period (000)	$284,038		$302,890		$297,314		$287,472		$379,142		$617,696
Ratio of net expenses to average net assets	0.07	%‡	0.06%		0.09%		0.13%		0.14%		0.18%
Ratio of total expenses to average net assets	1.03	%‡	1.03%		1.03%		1.03%		1.00%		1.03%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.02%		0.03%

*	Amount represents less than $.001 per share.
ˆ	For the six-month period ended April 30, 2015.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
‡	Annualized.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

	Investor Class
	2015ˆ		2014		2013		2012		2011		2010
TDAM Municipal Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains on investments	—		—		—		—		0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		(0.000	)*	—		(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.00%		0.01%		0.01%		0.01%		0.02%		0.04%
Net assets end of period (000)	$392,990		$404,944		$432,993		$408,554		$407,688		$461,176
Ratio of net expenses to average net assets	0.04	%‡	0.07%		0.12%		0.17%		0.22%		0.29%
Ratio of total expenses to average net assets	0.94	%‡	0.95%		0.95%		0.95%		0.94%		0.98%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.02%		0.03%

	Class A
	2015ˆ		2014		2013		2012		2011		2010
TDAM Municipal Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains on investments	—		—		—		—		0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		(0.000	)*	—		(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.00%		0.01%		0.01%		0.01%		0.02%		0.04%
Net assets end of period (000)	$481,397		$463,087		$498,329		$426,832		$412,960		$319,332
Ratio of net expenses to average net assets	0.04	%‡	0.06%		0.11%		0.17%		0.22%		0.29%
Ratio of total expenses to average net assets	1.02	%‡	1.03%		1.03%		1.03%		1.02%		1.06%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.02%		0.03%

*	Amount represents less than $.001 per share.
ˆ	For the six-month period ended April 30, 2015.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
‡	Annualized.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

	Investor Class
	2015ˆ		2014		2013		2012		2011		2010
TDAM California Municipal Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	0.000	*	0.000	*	—		(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.00%		0.01%		0.01%		0.01%		0.02%		0.03%
Net assets end of period (000)	$161,172		$157,434		$169,922		$162,971		$154,950		$171,433
Ratio of net expenses to average net assets	0.02	%‡	0.05%		0.11%		0.16%		0.18%		0.22%
Ratio of total expenses to average net assets	0.97	%‡	0.97%		0.97%		0.98%		0.98%		0.99%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.02%		0.03%

	Class A
	2015ˆ		2014		2013		2012		2011		2010
TDAM California Municipal Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	0.000	*	0.000	*	—		(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.00%		0.01%		0.00%		0.01%		0.02%		0.03%
Net assets end of period (000)	$200,701		$201,970		$188,975		$155,023		$157,317		$102,786
Ratio of net expenses to average net assets	0.02	%‡	0.05%		0.10%		0.16%		0.18%		0.22%
Ratio of total expenses to average net assets	1.05	%‡	1.05%		1.05%		1.06%		1.05%		1.07%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.02%		0.03%

*	Amount represents less than $.001 per share.
ˆ	For the six-month period ended April 30, 2015.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
‡	Annualized.

Please see accompanying notes to financial statements.

Financial Highlights (concluded)

	Investor Class
	2015ˆ		2014		2013		2012		2011		2010
TDAM New York Municipal Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	(0.000	)*	0.000	*	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	(0.000	)*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.00%		0.01%		0.01%		0.01%		0.02%		0.03%
Net assets end of period (000)	$105,988		$101,884		$100,062		$95,351		$92,206		$92,234
Ratio of net expenses to average net assets	0.03	%‡	0.05%		0.10%		0.14%		0.17%		0.23%
Ratio of total expenses to average net assets	1.00	%‡	1.02%		1.01%		1.02%		1.03%		1.05%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.02%		0.03%

	Class A
	2015ˆ		2014		2013		2012		2011		2010
TDAM New York Municipal Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	(0.000	)*	0.000	*	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	(0.000	)*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.00%		0.01%		0.01%		0.01%		0.02%		0.03%
Net assets end of period (000)	$93,111		$67,629		$75,632		$95,548		$55,846		$56,814
Ratio of net expenses to average net assets	0.03	%‡	0.05%		0.11%		0.14%		0.17%		0.23%
Ratio of total expenses to average net assets	1.08	%‡	1.10%		1.09%		1.10%		1.11%		1.13%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.02%		0.03%

*	Amount represents less than $.001 per share.
ˆ	For the six-month period ended April 30, 2015.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
‡	Annualized.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2015 (Unaudited)

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has twenty-two series. This shareholder report only applies to the TDAM Money Market Portfolio (the “Money Market Portfolio”), the TDAM U.S. Government Portfolio (the “U.S. Government Portfolio”), the TDAM Municipal Portfolio (the “Municipal Portfolio”), the TDAM California Municipal Money Market Portfolio (the “California Portfolio”) and the TDAM New York Municipal Money Market Portfolio (the “New York Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified portfolio, except for the California Portfolio and the New York Portfolio, which are non-diversified. The investment objective of each diversified Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of each of the California Portfolio and the New York Portfolio is to seek maximum current income that is exempt from federal and California State or New York State and City (as applicable) income taxes, respectively, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors Federal tax-exempt income by investing primarily in municipal securities. The California Portfolio and the New York Portfolio offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states.

Note 2 — Significant Accounting Policies

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Portfolios are investment companies in conformity with U.S. generally accepted accounting principles (“GAAP”). Therefore, the Portfolios follow the accounting and reporting guidance for investment companies. The Portfolios’ financial statements are prepared in accordance with GAAP, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is each Portfolio’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Portfolios is computed by dividing the total current value of the assets of a Portfolio, less its liabilities, by the total number of shares outstanding at the time of such computation. Each Portfolio’s NAV per share is computed as of 4:00 p.m. (Eastern Time), on days when the New York Stock Exchange (“NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open. In addition, the Portfolios may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The Company accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Each Portfolio’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2015 (Unaudited)

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, fair valued foreign equities, etc.);
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

As of April 30, 2015, all the investments for the Money Market, U.S. Government, Municipal, California and New York Portfolios are classified as Level 2. For details of investment classifications, reference the Schedules of Investments.

For the six-month period ended April 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the six-month period ended April 30, 2015, there have been no significant changes to the Portfolios’ fair valuation methodologies.

Repurchase Agreements — Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by TDAM USA Inc. (the Funds’ “Investment Manager” and “Administrator”) (under procedures adopted by the Company’s Board of Directors), subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Portfolios generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Portfolios may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Investment Income — Interest income, including accretion and amortization of discounts and premiums on securities, is accrued as earned.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2015 (Unaudited)

Expense Offset Arrangement — The Portfolios have an arrangement with their custodian bank whereby the Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Portfolios are charged a fee (i.e., “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Portfolios include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations. For the six-month period ended April 30, 2015, earnings credits were $448 for the Money Market Portfolio and $182 for the U.S. Government Portfolio.

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Amended and Restated Investment Management Agreement with TDAM USA Inc., a wholly owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to 0.10% of the first $1 billion of average daily net assets of each such Portfolio, 0.09% of the next $1 billion, and 0.08% of average daily net assets over $2 billion.

The Investment Manager and its affiliates from time to time may waive fees or assume certain expenses to maintain a minimum yield which is currently 0.01% for each Portfolio (in each case, a “Voluntary Waiver,” and collectively, the “Voluntary Waivers”).

These Voluntary Waivers are subject to cancellation or modification by the Investment Manager and its affiliates at any time.

TDAM USA Inc. has been retained under an Amended and Restated Administration Agreement to perform certain administrative services for each Portfolio. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Portfolios. The Administrator pays Citi’s fees for providing these services.

TD Ameritrade, Inc., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Portfolio and Class. The Shareholder Services Agreement provides that each Portfolio and Class (other than the Premium Class and Select Class of the Money Market Portfolio) pays TD Ameritrade, Inc. a monthly fee at an annual rate of 0.25% of average daily net assets. Each of the Premium Class and Select Class of the Money Market Portfolio pays TD Ameritrade, Inc. a monthly fee at an annual rate of 0.05% of its average daily net assets.

TD Ameritrade Clearing, Inc. (the “Transfer Agent”), an affiliate of the Investment Manager, has been retained under a Transfer Agency Agreement to perform certain transfer agency services for each Portfolio and Class. For such services, each Portfolio and Class (other than the Premium Class of the Money Market Portfolio) pays the Transfer Agent a monthly fee at an annual rate of 0.10% of average daily net assets. The Premium Class of the Money Market Portfolio pays the Transfer Agent a monthly fee at an annual rate of 0.05% of average daily net assets.

The Portfolios’ Distribution Plan pursuant to Rule 12b-1 under the Act permits the Investor Class and Class A of each Portfolio to pay from its assets distribution fees at a rate not to exceed 0.45% and 0.53%, respectively, of the annual average daily net assets of each such class; the Premium Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.365% of its annual average daily net assets; and the Select Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.33% of its annual average daily net assets. These distribution fees are

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2015 (Unaudited)

computed and accrued daily and will be paid to broker-dealers, including TD Ameritrade, Inc. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors.

For the six-month period ended April 30, 2015, the Investment Manager and its affiliates earned, waived and/or reimbursed certain fees and assumed certain expenses as follows:

	Investment Management Fees Waived/Expenses Reimbursed	Distribution Fees Waived	Shareholder Service Fees Waived	Transfer Agent Fees Waived	Total
Money Market Portfolio	$88,241	N/A	N/A	N/A	$88,241
Investor Class	N/A	$1,301,485	$723,044	$289,215	2,313,744
Premium Class	N/A	191,737	26,266	26,266	244,269
Class A	N/A	4,119,680	1,943,248	777,293	6,840,221
Select Class	N/A	1,164,789	176,485	352,963	1,694,237
					$11,180,712
U.S. Government Portfolio	$381,316	N/A	N/A	N/A	$381,316
Investor Class	N/A	$1,703,698	$946,494	$378,595	3,028,787
Class A	N/A	745,944	351,861	140,743	1,238,548
					$4,648,651
Municipal Portfolio	$463,561	N/A	N/A	N/A	$463,561
Investor Class	N/A	$911,291	$506,271	$202,507	1,620,069
Class A	N/A	1,312,673	619,186	247,673	2,179,532
					$4,263,162
California Portfolio	$261,324	N/A	N/A	N/A	$261,324
Investor Class	N/A	$356,672	$198,150	$79,259	634,081
Class A	N/A	562,187	265,183	106,072	933,442
					$1,828,847
New York Portfolio	$158,619	N/A	N/A	N/A	$158,619
Investor Class	N/A	$230,027	$127,792	$51,116	408,935
Class A	N/A	220,822	104,161	41,664	366,647
					$934,201

All fees are earned, waived and reimbursed at the Class level of each Portfolio, with the exception of Investment Management fees which are earned, waived and reimbursed at the portfolio level of each Portfolio.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2015 (Unaudited)

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $65,000, payable quarterly;
2.	a meeting fee of $6,000 for each meeting attended in person;
3.	a meeting fee of $3,500 for each meeting attended by telephone;
4.	a committee meeting fee of $3,500 for any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board;
5.	a meeting fee of $6,000 for each special meeting attended in person;
6.	retainer for the Chairman is $20,000 annually, payable quarterly; and
7.	retainer for Audit Committee Chair is $10,000 annually, payable quarterly.

Directors’ fees are allocated among the series of the Company.

Note 5 — Portfolio Risks

The California and New York Portfolios follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California or New York Portfolios.

The income from each Portfolio will vary with changes in prevailing interest rates. In addition, each Portfolio’s investments are subject to “credit risk,” which is the risk that an issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Portfolios that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The U.S. Government Portfolio reduces credit risk by investing primarily in U.S. government and agency securities. However, as discussed above, not all of these securities in which the U.S. Government Portfolio (and each other Portfolio of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

Note 6 — Federal Income Taxes

It is each Portfolio’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes substantially all of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax years (the current and prior 3 tax year ends), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2015 (Unaudited)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

The following permanent differences are primarily attributable to the non-deductible excise tax. They have been reclassified to/from the following accounts during the fiscal year ended October 31, 2014:

	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
U.S. Government Portfolio	$(370)	$370	$—

These reclassifications have no impact on net assets or net asset value per share.

The tax character of distributions declared to shareholders during the fiscal years ended October 31, 2014 and 2013, were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Totals
Money Market Portfolio	2014	$—	$272,530	$—	$272,530
	2013	—	287,984	—	287,984
U.S. Government Portfolio	2014	—	102,114	—	102,114
	2013	—	96,590	—	96,590
Municipal Portfolio	2014	89,070	45	—	89,115
	2013	90,980	—	—	90,980
California Portfolio	2014	37,579	472	—	38,051
	2013	34,263	904	—	35,167
New York Portfolio	2014	17,617	270	—	17,887
	2013	17,937	698	—	18,635

As of October 31, 2014, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Money Market Portfolio	$39,468	$—	$—	$(24,708)	$14,760
U.S. Government Portfolio	9,690	—	(4,704)	(9,319)	(4,333)
Municipal Portfolio	—	7,629	—	(7,628)	1
California Portfolio	—	3,246	(4,142)	(3,247)	(4,143)
New York Portfolio	—	1,440	(35,580)	(1,442)	(35,582)

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2015 (Unaudited)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolios that may be carried forward and applied against future capital gains. For taxable years beginning on or before December 22, 2010, such capital losses may be carried forward for a maximum of eight years. Under the Regulated Investment Company Modernization Act of 2010, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of October 31, 2014, the breakdown of capital loss carryforwards was as follows:

		Expiring October 31,
	Short-Term Loss	2016	2018	2019	Total
U.S. Government Portfolio	$4,704	$—	$—	$—	$4,704
California Portfolio	—	4,061	81	—	4,142
New York Portfolio	34,993	—	148	439	35,580

During the year ended October 31, 2014, the Money Market Portfolio, California Portfolio and New York Portfolio utilized $8,306, $655 and $420, respectively, of capital loss carryforwards to offset capital gains.

At April 30, 2015, the cost of investments of the Portfolios for Federal income tax purposes were substantially the same as the cost for financial reporting purposes.

Note 7 — Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds. The majority of these amendments will not take effect for two years. Certain disclosure enhancements take effect in July, 2015. The most significant change in the recent amendments is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value. Government, treasury, retail prime and retail municipal money market funds will continue to transact at a stable $1.00 share price. At this time, the management is evaluating the implications and its impact to the Portfolios.

Note 8 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements as of the date of the report.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2015 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 25.9%
Albany, IDA, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.14%, 5/7/15 (A)(B)	$1,800,000	$1,800,000
Baton Rouge Parish, Exxon Project, AMT, RB
0.13%, 5/1/15 (B)	9,000,000	9,000,000
Board of Trustee Michigan State University, TECP
0.10%, 5/14/15	26,000,000	26,000,000
California State, EFA, California Institute of Technology Project, Ser B, RB, (LOC: CALSTRS)
0.10%, 5/7/15 (B)	37,000,000	37,000,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.11%, 5/6/15 (B)	26,300,000	26,300,000
California State, HFA, MFH Project, Ser F, RB, (LOC: Fannie Mae)
0.13%, 5/6/15 (A)(B)	2,500,000	2,500,000
California State, MFA, Chevron USA Recovery Project, RB
0.11%, 5/1/15 (B)	8,395,000	8,395,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.15%, 5/1/15 (B)	10,000,000	10,000,000
California State, PCFA, Pacific Gas & Electric Project, Ser E, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.11%, 5/1/15 (B)	26,700,000	26,700,000
California State, Ser A-1, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.11%, 5/1/15 (B)	2,500,000	2,500,000
California Statewide, Community Development Authority, Crossing Senior Phase II Project, AMT, RB, (LOC: Fannie Mae)
0.14%, 5/7/15 (A)(B)	3,030,000	3,030,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Chicago, Refunding Project, Ser D-2, GO, (LOC: Northern Trust Company)
0.13%, 5/1/15 (B)	$14,000,000	$14,000,000
Chicago, TECP
0.18%, 6/23/15	3,100,000	3,100,000
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.14%, 5/1/15 (B)	3,000,000	3,000,000
Columbia University, TECP
0.11%, 5/5/15	14,290,000	14,290,000
0.10%, 5/6/15	14,585,000	14,585,000
0.10%, 5/14/15	14,000,000	14,000,000
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.12%, 5/7/15 (B)	50,535,000	50,535,000
Dallas Area Rapid Transit, TECP
0.08%, 8/13/15	10,000,000	10,000,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.11%, 5/7/15 (B)	3,350,000	3,350,000
Gulf Coast, IDA, Exxon Mobil Project, RB
0.11%, 5/1/15 (B)	22,105,000	22,105,000
Harris County, IDC, Exxon Project, AMT, RB
0.11%, 5/1/15 (B)	20,060,000	20,060,000
Hendersonville, IDB, Windsor Park Project, RB, (LOC: Fannie Mae)
0.14%, 5/6/15 (A)(B)	3,945,000	3,945,000
Illinois State, DFA, American College of Surgeons Project, RB, (LOC: Northern Trust Company)
0.34%, 5/1/15 (B)	1,600,000	1,600,000
Indiana State, Finance Authority, Ascension Health Senior Credit Project, RB
0.12%, 5/6/15 (B)	3,000,000	3,000,000
Indiana State, Finance Authority, Parkview Health System Project, Ser C, RB, (LOC: PNC Bank N.A.)
0.14%, 5/6/15 (B)	1,250,000	1,250,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2015 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS (continued)
Jackson County Mississippi, Port Facility Revenue Adjusted Refunding, Chevron USA Incorporate Project, RB
0.11%, 5/1/15 (B)	$10,600,000	$10,600,000
Kern Water Bank Authority, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.18%, 5/7/15 (B)	1,516,000	1,516,000
Lincoln County, PCFA, Exxon Project, Ser B, AMT, RB
0.11%, 5/1/15 (B)	3,400,000	3,400,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, RB
0.11%, 5/1/15 (B)	15,750,000	15,750,000
Lower Neches Valley Authority, IDC, RB
0.11%, 5/1/15 (B)	1,200,000	1,200,000
Minnesota State, Office of Higher Education, Ser A, RB, (LOC: U.S. Bank N.A.)
0.12%, 5/7/15 (B)	17,000,000	17,000,000
Mississippi State, Business Financial Corporation, Chevron USA Project, Ser C, RB
0.11%, 5/1/15 (B)	1,000,000	1,000,000
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.12%, 5/6/15 (B)	7,000,000	7,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.10%, 5/7/15 (B)	35,790,000	35,790,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser B, RB, (LOC: CALSTRS)
0.12%, 5/1/15 (B)	40,000,000	40,000,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3B, RB
0.12%, 5/1/15 (B)	15,760,000	15,760,000
NYC, Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.12%, 5/1/15 (B)	10,000,000	10,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NYC, Water & Sewer System, Ser B-1, RB, (LOC: U.S. Bank, N.A.)
0.12%, 5/1/15 (B)	$1,500,000	$1,500,000
NYS, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.11%, 5/6/15 (A)(B)	2,000,000	2,000,000
NYS, HFA, Gotham West Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.12%, 5/6/15 (B)	38,000,000	38,000,000
NYS, HFA, Maestro West Chelsea Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.10%, 5/5/15 (B)	10,000,000	10,000,000
Princeton University, TECP
0.13%, 5/6/15	14,000,000	14,000,000
0.11%, 6/15/15	35,000,000	35,000,000
0.11%, 7/15/15	5,000,000	5,000,000
Saint Mary Hospital Authority, Catholic East Project, Ser B, RB
0.07%, 5/6/15 (B)	28,200,000	28,200,000
San Francisco City & County, TECP
0.12%, 5/5/15	2,500,000	2,500,000
0.13%, 6/17/15	6,450,000	6,450,000
Texas A&M University, Ser C, RB
0.12%, 5/15/15	1,490,000	1,490,000
University of California, Ser Z-1, RB
0.10%, 5/7/15 (B)	11,200,000	11,200,000
University of California, Ser Z-2, RB
0.10%, 5/7/15 (B)	9,000,000	9,000,000
University of Massachusetts, TECP
0.20%, 5/7/15	4,000,000	4,000,000
University of Minnesota, TECP
0.13%, 5/13/15	29,000,000	29,000,000
University of Texas System, Ser B, RB
0.10%, 5/7/15 (B)	30,075,000	30,075,000
University of Texas, TECP
0.09%, 5/19/15	12,748,000	12,748,000
0.11%, 5/20/15	19,000,000	19,000,000
0.10%, 5/21/15	8,000,000	8,000,000
TOTAL MUNICIPAL OBLIGATIONS		758,224,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2015 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER — 21.3%
BANKS — 3.2%
Caisse Centrale Desjardins
0.15%, 5/8/15 (C)(E)	$25,000,000	$24,999,271
0.15%, 5/27/15 (C)(E)	25,000,000	24,997,292
Commonwealth Bank of Australia
0.15%, 7/21/15 (C)(E)	25,000,000	24,991,562
National Bank of Canada
0.32%, 10/23/15 (E)	19,000,000	18,970,444
		93,958,569
INDUSTRIAL & OTHER COMMERCIAL PAPER — 18.1%
Board of Trustees of The Leland Stanford Junior University
0.10%, 5/7/15 (E)	21,673,000	21,672,639
0.08%, 5/11/15 (E)	25,545,000	25,544,432
CDP Financial
0.15%, 6/16/15 (C)(E)	42,500,000	42,491,854
0.17%, 7/13/15 (C)(E)	18,550,000	18,543,229
0.17%, 7/23/15 (C)(E)	29,500,000	29,487,758
Coca-Cola
0.20%, 6/4/15 (C)(E)	23,000,000	22,995,656
Colgate-Palmolive
0.07%, 5/12/15 (C)(E)	28,000,000	27,999,401
Harvard University
0.09%, 5/7/15 (E)	21,464,000	21,463,678
0.10%, 5/18/15 (E)	10,000,000	9,999,528
Northwestern University
0.12%, 6/10/15 (C)(E)	28,000,000	27,996,267
Procter & Gamble Co.
0.11%, 5/26/15 (E)	24,000,000	23,998,167
PSP Capital
0.15%, 5/12/15 (C)(E)	23,000,000	22,998,946
0.14%, 6/5/15 (C)(E)	14,000,000	13,998,094
0.22%, 10/9/15 (C)(E)	31,000,000	30,969,499
Trinity Health
0.13%, 5/5/15 (E)	29,000,000	28,999,581
0.12%, 5/19/15 (E)	7,000,000	6,999,580
University of California
0.14%, 5/11/15 (E)	18,000,000	17,999,300
0.15%, 6/2/15 (E)	23,000,000	22,996,935
0.10%, 6/9/15 (E)	41,000,000	40,995,558
University of Virginia
0.12%, 6/2/15 (E)	14,215,000	14,213,484
Yale University
0.12%, 5/4/15 (E)	22,045,000	22,044,780
0.10%, 6/15/15 (E)	32,750,000	32,745,907
		527,154,273
TOTAL COMMERCIAL PAPER		621,112,842

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 17.6%
BANKS — 12.1%
Bank of Montreal MTN
0.80%, 11/6/15	$14,400,000	$14,430,645
Bank of New York Mellon
2.95%, 6/18/15	12,000,000	12,042,108
0.70%, 10/23/15	28,000,000	28,046,456
Bank of Nova Scotia
2.05%, 10/7/15	26,000,000	26,187,378
0.75%, 10/9/15	34,000,000	34,054,803
2.90%, 3/29/16	29,000,000	29,638,263
Canadian Imperial Bank of Commerce
0.90%, 10/1/15	16,000,000	16,038,467
2.35%, 12/11/15	28,000,000	28,325,546
2.75%, 1/27/16 (C)	21,666,000	22,023,021
Inter-American Development Bank
0.50%, 8/17/15	24,000,000	24,021,373
National Australia Bank
2.75%, 9/28/15 (C)	7,000,000	7,067,667
National Bank of Canada
1.50%, 6/26/15	39,700,000	39,773,472
Royal Bank of Canada
0.55%, 5/1/15	14,500,000	14,500,000
1.92%, 7/30/15	6,000,000	6,023,912
0.80%, 10/30/15	18,505,000	18,544,321
0.63%, 12/4/15	24,000,000	24,031,543
0.85%, 3/8/16	8,547,000	8,568,483
		353,317,458
DOMESTIC/FOREIGN BANK SUPPORTED — 1.1%
Corporate Finance Managers, Ser B (LOC: Wells Fargo Bank, N.A.)
0.18%, 2/2/43 (D)	31,225,000	31,225,000
PCP Investors (LOC: Wells Fargo Bank, N.A.)
0.18%, 12/1/24 (D)	1,200,000	1,200,000
		32,425,000
FINANCIALS — 2.8%
General Electric Capital MTN
3.50%, 6/29/15	1,970,000	1,980,285
2.38%, 6/30/15	12,620,000	12,663,020
1.63%, 7/2/15	3,300,000	3,307,236
4.38%, 9/21/15	6,642,000	6,745,761
2.25%, 11/9/15	11,000,000	11,109,360
1.00%, 12/11/15	10,007,000	10,039,740
5.00%, 1/8/16	9,500,000	9,794,704
Partisan Property
0.20%, 9/1/44 (D)	3,460,000	3,460,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2015 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FINANCIALS (continued)
Westpac Banking
0.48%, 5/1/15 (C)(D)	$23,000,000	$23,000,000
		82,100,106
INDUSTRIALS — 1.6%
General Electric
0.85%, 10/9/15	41,076,000	41,169,076
Procter & Gamble Co.
1.80%, 11/15/15	6,361,000	6,409,283
		47,578,359
TOTAL CORPORATE OBLIGATIONS		515,420,923
CERTIFICATES OF DEPOSIT — 9.3%
Australia & New Zealand Banking Group, NY
0.18%, 5/29/15	24,000,000	24,000,000
0.17%, 8/19/15	24,000,000	24,000,000
0.17%, 9/8/15	25,000,000	25,000,000
Bank of Montreal
0.39%, 5/1/15	24,000,000	24,014,233
0.23%, 6/1/15	25,000,000	25,000,000
0.25%, 9/25/15	25,000,000	25,000,510
National Bank of Canada
0.39%, 5/13/15	28,500,000	28,512,020
0.47%, 2/24/16	24,000,000	24,000,000
Royal Bank of Canada, NY
0.27%, 7/6/15	23,000,000	23,000,000
Westpac Banking
0.23%, 6/12/15	25,000,000	25,000,291
0.23%, 6/29/15	25,000,000	25,000,000
TOTAL CERTIFICATES OF DEPOSIT		272,527,054
REGIONAL GOVERNMENT OBLIGATIONS — 5.1%
Export Development Canada
0.50%, 9/15/15	9,000,000	9,010,037
1.25%, 10/27/15	7,400,000	7,437,355
Province of British Columbia
2.85%, 6/15/15	24,507,000	24,587,750
Province of Manitoba Canada
2.63%, 7/15/15	17,660,000	17,745,890
Province of Ontario Canada
0.95%, 5/26/15	68,000,000	68,032,977
2.70%, 6/16/15	11,500,000	11,535,722
4.75%, 1/19/16	10,000,000	10,315,124
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		148,664,855
U.S. GOVERNMENT AGENCY OBLIGATION — 3.3%
Federal Home Loan Bank, Discount Note
0.06%, 5/29/15 (E)	95,000,000	94,995,567
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		94,995,567

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENTS — 19.5%
Counterparty: Bank of Montreal 0.08% dated 4/30/15, due 5/1/15 in the amount of $55,219,123, fully collateralized by U.S. Treasury Notes, par value $19,302,300 – $35,588,800, coupon 2.00%, maturity range 5/31/21 – 11/15/21 value $56,323,428	$55,219,000	$55,219,000
Counterparty: Bank of Nova Scotia 0.11% dated 4/30/15, due 5/1/15 in the amount of $475,001,451, fully collateralized by U.S. Government Obligations, par value $15,000 – $80,573,000, coupon range 0.00% – 6.25%, maturity range 5/1/15 – 10/11/33 value $484,501,503	475,000,000	475,000,000
Counterparty: RBC Capital Markets 0.07% dated 4/30/15, due 5/1/15 in the amount of $40,000,078, fully collateralized by U.S. Treasury obligations, par value $100 – $17,981,600, coupon range 0.75% – 8.75%, maturity range 1/31/18 – 11/15/42 value $40,800,097	40,000,000	40,000,000
TOTAL REPURCHASE AGREEMENTS		570,219,000
TOTAL INVESTMENTS (Cost $2,981,164,241) — 102.0%		2,981,164,241
OTHER ASSETS AND LIABILITIES, NET — (2.0)%		(57,504,686)
NET ASSETS — 100.0%		$2,923,659,555

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2015 (Unaudited)

(A)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2015. Date shown is the date on which the Portfolio can unconditionally demand payment.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2015, these securities amounted to $364,559,517 or 12.47% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.
(D)	Variable rate security. The rate shown is the current rate on April 30, 2015. Date shown represents the final maturity date.
(E)	The rate shown is the effective yield at time of purchase.

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers’ Retirement System

DFA — Developmental Finance Authority

EFA — Education Facilities Authority

GO — General Obligation

HFA — Housing Finance Agency

IDA — Industrial Development Agency

IDB — Industrial Development Board

IDC — Industrial Development Corp.

LOC — Letter of Credit

MFA — Municipal Finance Authority

MFH — Multi-Family Housing

MTA — Metropolitan Transportation Authority

MTN — Medium Term Note

N.A. — National Association

NYC — New York City

NYS — New York State

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Government Portfolio • Schedule of Investments
April 30, 2015 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 83.1%
FANNIE MAE, DISCOUNT NOTE — 20.2%
0.08%, 5/5/15 (A)(B)	$10,000,000	$9,999,911
0.04%, 5/13/15 (A)(B)	12,500,000	12,499,813
0.04%, 5/20/15 (A)(B)	6,250,000	6,249,852
0.05%, 5/21/15 (A)(B)	15,000,000	14,999,583
0.04%, 5/27/15 (A)(B)	17,500,000	17,499,495
0.06%, 6/1/15 (A)(B)	300,000	299,984
0.05%, 6/2/15 (A)(B)	15,000,000	14,999,267
0.05%, 6/10/15 (A)(B)	70,000,000	69,996,000
0.14%, 7/8/15 (A)(B)	21,667,000	21,661,270
0.08%, 8/5/15 (A)(B)	20,000,000	19,995,733
0.13%, 9/9/15 (A)(B)	20,000,000	19,990,539
		208,191,447
FEDERAL FARM CREDIT BANK — 0.8%
0.19%, 9/9/15	8,000,000	7,999,921
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 27.2%
0.11%, 5/7/15 (B)	5,000,000	4,999,908
0.05%, 5/12/15 (B)	7,500,000	7,499,885
0.05%, 5/13/15 (B)	30,000,000	29,999,500
0.06%, 5/14/15 (B)	30,000,000	29,999,350
0.10%, 5/18/15 (B)	15,000,000	14,999,292
0.05%, 5/19/15 (B)	30,000,000	29,999,250
0.05%, 5/20/15 (B)	80,000,000	79,997,889
0.05%, 5/26/15 (B)	36,000,000	35,998,750
0.05%, 6/11/15 (B)	5,000,000	4,999,715
0.05%, 6/19/15 (B)	5,000,000	4,999,660
0.09%, 9/1/15 (B)	5,000,000	4,998,463
0.11%, 9/10/15 (B)	5,000,000	4,997,983
0.12%, 9/29/15 (B)	10,000,000	9,994,967
0.18%, 12/11/15 (B)	10,000,000	9,988,800
0.19%, 1/6/16 (B)	5,000,000	4,993,403
		278,466,815
FEDERAL HOME LOAN BANK — 8.9%
0.17%, 6/30/15	32,000,000	32,001,276
0.14%, 7/20/15	30,000,000	29,999,946
0.20%, 9/16/15	12,500,000	12,499,872
0.18%, 11/4/15	17,500,000	17,498,913
1.63%, 12/11/15	500,000	504,181
		92,504,188
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 5.9%
0.08%, 5/15/15 (B)	344,000	343,990
0.09%, 6/19/15 (B)	50,000,000	49,994,215
0.08%, 6/26/15 (B)	10,000,000	9,998,833
		60,337,038
FREDDIE MAC — 2.5%
0.42%, 9/18/15 (A)	1,000,000	1,000,870
0.50%, 9/25/15 (A)	25,000,000	25,029,729
		26,030,599
FREDDIE MAC, DISCOUNT NOTE — 17.6%
0.06%, 5/4/15 (A)(B)	27,000,000	26,999,867
0.10%, 5/11/15 (A)(B)	10,000,000	9,999,722

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
0.07%, 5/12/15 (A)(B)	$10,000,000	$9,999,785
0.07%, 5/18/15 (A)(B)	31,667,000	31,665,918
0.11%, 5/26/15 (A)(B)	18,000,000	17,998,680
0.12%, 5/28/15 (A)(B)	25,000,000	24,997,736
0.05%, 6/1/15 (A)(B)	20,000,000	19,999,173
0.15%, 6/16/15 (A)(B)	5,000,000	4,999,074
0.16%, 7/21/15 (A)(B)	15,000,000	14,994,769
0.12%, 7/31/15 (A)(B)	290,000	289,912
0.15%, 9/11/15 (A)(B)	20,000,000	19,988,917
		181,933,553
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		855,463,561
REPURCHASE AGREEMENTS — 17.0%
Counterparty: Bank of Montreal 0.08% dated 4/30/15, due 5/1/15 in the amount of $30,555,068, fully collateralized by U.S. Treasury Notes, par value $1,505,300 – $15,283,100, coupon range 1.38% – 2.00%, maturity range 10/31/17 – 11/15/21 value $31,166,166	30,555,000	30,555,000
Counterparty: Bank of Nova Scotia 0.11% dated 4/30/15, due 5/1/15 in the amount of $115,000,351, fully collateralized by U.S. Government obligations, par value $10,000 – $53,599,070, coupon range 0.00% – 4.75%, maturity range 5/1/15 – 9/6/24 value $117,301,277	115,000,000	115,000,000
Counterparty: RBC Capital Markets 0.07% dated 4/30/15, due 5/1/15 in the amount of $30,000,058, fully collateralized by U.S. Treasury obligations, par value $100 – $8,006,000, coupon range 0.50% – 8.75%, maturity range 2/29/16 – 8/15/43 value $30,600,000	30,000,000	30,000,000
TOTAL REPURCHASE AGREEMENTS		175,555,000
TOTAL INVESTMENTS (Cost $1,031,018,561) — 100.1%		1,031,018,561
OTHER ASSETS AND LIABILITIES, NET — (0.1)%		(870,096)
NET ASSETS — 100.0%		$1,030,148,465

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Government Portfolio • Schedule of Investments
April 30, 2015 (Unaudited)

(A)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2015 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.4%
ALABAMA — 0.5%
Montgomery, IDA, Anderson ALACO Lawn Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.18%, 5/7/15 (A)	$4,650,000	$4,650,000
ARIZONA — 1.5%
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.14%, 5/1/15 (A)	12,870,000	12,870,000
CALIFORNIA — 7.6%
California State, EFA, California Institute of Technology Project, Ser B, RB, (LOC: CALSTRS)
0.10%, 5/7/15 (A)	2,700,000	2,700,000
California State, EFA, TECP
0.03%, 5/5/15	14,373,000	14,373,000
California State, HFA, MFH Project, Ser F, RB, (LOC: Fannie Mae)
0.13%, 5/6/15 (A)(B)	1,500,000	1,500,000
California Statewide, Community Development Authority, RB, (LIQ: Royal Bank of Canada)
0.11%, 5/7/15 (A)	7,500,000	7,500,000
Northern California Power Agency, Hydroelectric Project, Ser A-R, RB, (LOC: Bank of Montreal)
0.13%, 5/6/15 (A)	10,160,000	10,160,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.11%, 5/6/15 (A)	6,900,000	6,900,000
University of California, Ser AL-2, RB
0.10%, 5/7/15 (A)	23,000,000	23,000,000
		66,133,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COLORADO — 0.3%
Boulder County, HFA, Broadway East Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.21%, 5/7/15 (A)	$900,000	$900,000
Colorado State, Educational & Cultural Facilities Authority, Ready Foods Inc. Project, Ser A, AMT, RB, (LOC: U.S. Bank, N.A.)
0.16%, 5/7/15 (A)	1,840,000	1,840,000
		2,740,000
CONNECTICUT — 0.4%
Connecticut State, HEFA, Yale University Project, Ser U, RB
0.10%, 5/6/15 (A)	3,050,000	3,050,000
FLORIDA — 1.0%
Alachua County, HFA, Brookside Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.10%, 5/6/15 (A)(B)	6,425,000	6,425,000
Florida State, HFC, Heritage Pointe Project, Ser I-1, AMT, RB, (LOC: Fannie Mae)
0.10%, 5/6/15 (A)(B)	2,100,000	2,100,000
		8,525,000
GEORGIA — 4.1%
Douglas County, IDA, Pandosia LLC Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.14%, 5/7/15 (A)	3,500,000	3,500,000
Main Street Natural Gas Inc., Sub-Ser A2-REMK, RB
0.17%, 5/7/15 (A)	20,000,000	20,000,000
Monroe County, Development Authority, Oglethorpe Power Corp. Project, RB, (LOC: Bank of Montreal)
0.10%, 5/6/15 (A)	12,500,000	12,500,000
		36,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2015 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
ILLINOIS — 9.4%
Chicago, Refunding Project, Ser D-1, GO, (LOC: Bank of Montreal)
0.13%, 5/1/15 (A)	$2,000,000	$2,000,000
Chicago, Refunding Project, Ser D-2, GO, (LOC: Northern Trust Company)
0.13%, 5/1/15 (A)	21,000,000	21,000,000
Illinois State, EFA, Adler Planetarium Project, RB, (LOC: PNC Bank N.A.)
0.14%, 5/6/15 (A)	6,200,000	6,200,000
Illinois State, EFA, TECP
0.04%, 6/5/15	17,075,000	17,075,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.10%, 5/7/15 (A)	1,800,000	1,800,000
Illinois State, Finance Authority, Carle Foundation Project, Ser C, RB, (LOC: Northern Trust Company)
0.11%, 5/7/15 (A)	3,700,000	3,700,000
Illinois State, Finance Authority, Hospital Sisters Services Project, Ser G, RB, (LOC: Bank of Montreal)
0.12%, 5/7/15 (A)	5,000,000	5,000,000
Illinois State, Finance Authority, Northwestern University Project, Sub-Ser, RB
0.09%, 5/6/15 (A)	16,300,000	16,300,000
Illinois State, Finance Authority, Rush University Medical Center Project, Ser A, RB, (LOC: Northern Trust Company)
0.11%, 5/7/15 (A)	3,600,000	3,600,000
Lake County, Solid Waste Disposal, Countryside Landfill Inc. Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.17%, 5/7/15 (A)	2,100,000	2,100,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Oswego, IDRB, Griffith Laboratories Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.26%, 5/6/15 (A)	$3,630,000	$3,630,000
		82,405,000
INDIANA — 1.1%
Indiana State, DFA, Sheet Metal Workers Local 20, RB, (LOC: U.S. Bank, N.A.)
0.21%, 5/7/15 (A)	175,000	175,000
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.12%, 5/7/15 (A)	2,700,000	2,700,000
Indiana State, Finance Authority, Parkview Health System Project, Ser C, RB, (LOC: PNC Bank N.A.)
0.14%, 5/6/15 (A)	4,000,000	4,000,000
Indiana State, Health System Finance Authority, Sisters St. Francis Project, Ser I, RB, (LOC: Wells Fargo Bank, N.A.)
0.11%, 5/6/15 (A)	3,000,000	3,000,000
		9,875,000
IOWA — 1.3%
Iowa State, Finance Authority Industrial Development, Cone Enterprise Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.14%, 5/7/15 (A)	6,255,000	6,255,000
Iowa State, Finance Authority Industrial Development, Embria Health Sciences Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.24%, 5/7/15 (A)	750,000	750,000
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.11%, 5/7/15 (A)	4,080,000	4,080,000
		11,085,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2015 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
KENTUCKY — 1.0%
Kentucky State, Higher Education Student Loan, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.09%, 5/6/15 (A)	$7,500,000	$7,500,000
Williamstown, League of Cities Funding Trust, Ser B, RB, (LOC: U.S. Bank, N.A.)
0.09%, 5/1/15 (A)	1,505,000	1,505,000
		9,005,000
MARYLAND — 4.2%
Johns Hopkins University, TECP
0.06%, 7/16/15	13,000,000	13,000,000
Johns Hopkins University, TECP
0.05%, 6/2/15	8,500,000	8,500,000
Montgomery County, CHE Trinity Health Credit Group Project, RB
0.06%, 6/1/15 (A)	14,910,000	14,910,000
		36,410,000
MASSACHUSETTS — 2.7%
Massachusetts Port Authority, Harborside Hyatt Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.11%, 5/6/15 (A)(C)	5,000,000	5,000,000
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser R, RB
0.11%, 5/1/15 (A)	10,415,000	10,415,000
Massachusetts State, Health & Educational Facilities Authority, TECP
0.03%, 6/4/15	7,851,000	7,851,000
		23,266,000
MICHIGAN — 8.6%
Board of Trustee Michigan State University, TECP
0.06%, 5/1/15	10,000,000	10,000,000
Board of Trustee Michigan State University, TECP
0.06%, 5/4/15	24,000,000	24,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Michigan State University, TECP
0.03%, 5/12/15	$19,500,000	$19,500,000
Michigan State University, TECP
0.10%, 5/6/15	9,500,000	9,500,000
Michigan State, Finance Authority, CHE Trinity Health Credit Group Project, RB
0.06%, 6/1/15 (A)	1,850,000	1,850,000
Michigan State, HDA, Alderwood Project, AMT, RB, (LOC: Federal Home Loan Bank)
0.13%, 5/7/15 (A)	7,970,000	7,970,000
University of Michigan, Ser D-1, RB
0.11%, 5/1/15 (A)	2,690,000	2,690,000
		75,510,000
MINNESOTA — 6.6%
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: Royal Bank of Canada)
0.12%, 5/7/15 (A)	7,200,000	7,200,000
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: U.S. Bank, N.A.)
0.12%, 5/7/15 (A)	10,750,000	10,750,000
Rochester, Health Care Facilities, Mayo Clinic Project, Ser A, RB
0.11%, 5/6/15 (A)	8,000,000	8,000,000
St. Paul, Housing & Redevelopment Authority, Allina Health System Project, Ser C, RB, (LOC: Wells Fargo Bank, N.A.)
0.10%, 5/7/15 (A)	23,985,000	23,985,000
University of Minnesota, TECP
0.06%, 5/5/15	8,000,000	8,000,000
		57,935,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2015 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MISSISSIPPI — 1.3%
Mississippi State, Business Financial Corporation, Chevron USA Project, Ser B, RB
0.13%, 5/1/15 (A)	$1,500,000	$1,500,000
Mississippi State, Business Financial Corporation, Chevron USA Project, Ser C, RB
0.11%, 5/1/15 (A)	4,600,000	4,600,000
Mississippi State, Business Financial Corporation, Chevron USA Project, Ser F, RB
0.13%, 5/1/15 (A)	2,215,000	2,215,000
Mississippi State, Business Financial Corporation, Chevron USA Project, Ser G, RB
0.11%, 5/1/15 (A)	2,855,000	2,855,000
		11,170,000
MISSOURI — 3.3%
Board of Curators of University of Missouri, TECP
0.05%, 5/15/15	6,000,000	6,000,000
Missouri State, HEFA, Ascension Health Senior Credit Project, Ser C-4, RB
0.12%, 5/6/15 (A)	7,000,000	7,000,000
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser R, RB, (LOC: Bank of Montreal)
0.11%, 5/6/15 (A)	16,000,000	16,000,000
		29,000,000
NEVADA — 0.7%
Clark County, Airport System Revenue, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.10%, 5/6/15 (A)	6,000,000	6,000,000
NEW MEXICO — 2.8%
New Mexico State, Finance Authority, Ser A-1, RB, (LOC: State Street Bank & Trust Co.)
0.10%, 5/7/15 (A)	16,000,000	16,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.10%, 5/7/15 (A)	$8,400,000	$8,400,000
		24,400,000
NEW YORK — 8.0%
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.12%, 5/6/15 (A)	5,000,000	5,000,000
Nassau, Health Care Corp., Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.08%, 5/1/15 (A)	5,000,000	5,000,000
NYC, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.08%, 5/6/15 (A)(B)	2,500,000	2,500,000
NYS, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.12%, 5/6/15 (A)	12,000,000	12,000,000
NYS, HFA, Gotham West Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.12%, 5/6/15 (A)	2,000,000	2,000,000
NYS, HFA, Gotham West Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.13%, 5/6/15 (A)	8,000,000	8,000,000
NYS, HFA, Gotham West Project, Ser A-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.12%, 5/6/15 (A)	4,800,000	4,800,000
NYS, HFA, West 30th Street Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.13%, 5/6/15 (A)	7,500,000	7,500,000
NYS, Power Authority, GO, (LIQ: JPMorgan Chase Bank, N.A., Bank of Nova Scotia, Wells Fargo, Bank, N.A., State Street Bank & Trust Co., Bank of New York)
0.07%, 9/1/15 (A)	9,835,000	9,835,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2015 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW YORK (continued)
NYS, Power Authority, Ser A, GO, (LIQ: Bank of Nova Scotia)
0.07%, 9/1/15 (A)	$3,970,000	$3,970,000
Port Authority of New York and New Jersey, TECP
0.09%, 5/13/15	9,620,000	9,620,000
		70,225,000
OHIO — 2.4%
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.12%, 5/7/15 (A)	7,500,000	7,500,000
Franklin County, Health Care Facilities, Ohio Presbyterian Project, Ser A, RB, (LOC: PNC Bank N.A.)
0.12%, 5/7/15 (A)	7,000,000	7,000,000
Lancaster, Port Authority, RB
0.22%, 5/1/15 (A)	6,600,000	6,600,000
		21,100,000
OREGON — 0.5%
Oregon State, Ser A, GO
2.00%, 6/15/15	4,700,000	4,710,873
PENNSYLVANIA — 2.8%
Pennsylvania State University, Ser B, RB
0.15%, 6/1/15 (A)	13,500,000	13,500,000
Philadelphia, IDA, Ser B-3, RB, (LOC: PNC Bank N.A.)
0.12%, 5/7/15 (A)	5,325,000	5,325,000
University of Pittsburgh, TECP
0.05%, 5/18/15	6,000,000	6,000,000
		24,825,000
RHODE ISLAND — 0.1%
Rhode Island, Industrial Facilities Corp., Exxon Mobil Project, RB
0.13%, 5/1/15 (A)	900,000	900,000
TEXAS — 14.0%
Dallas Area Rapid Transit, TECP
0.07%, 6/17/15	8,300,000	8,300,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Dallas Area Rapid Transit, TECP
0.08%, 9/2/15	$10,000,000	$10,000,000
Dallas Area Rapid Transit, TECP
0.08%, 8/13/15	10,000,000	10,000,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.11%, 5/7/15 (A)(C)	3,000,000	3,000,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.11%, 5/7/15 (A)	10,000,000	10,000,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.11%, 5/7/15 (A)(C)	10,000,000	10,000,000
Gulf Coast, IDA, Exxon Mobil Project, RB
0.11%, 5/1/15 (A)	2,000,000	2,000,000
Gulf Coast, Waste Disposal Authority, Exxon Mobil Project, Ser B, AMT, RB
0.13%, 5/1/15 (A)	2,590,000	2,590,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B-3, AMT, RB
0.13%, 5/1/15 (A)	2,200,000	2,200,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.10%, 5/6/15 (A)	3,000,000	3,000,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.13%, 5/6/15 (A)	3,900,000	3,900,000
Texas State, Department of Housing & Community Affairs, Chisholm Trails Apartments, AMT, RB, (LOC: Fannie Mae)
0.15%, 5/7/15 (A)(B)	5,500,000	5,500,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2015 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
TEXAS (continued)
Texas State, TRAN
1.50%, 8/31/15	$35,000,000	$35,159,864
University of Texas, Financing System Project, Ser B, RB
0.08%, 5/7/15 (A)	2,700,000	2,700,000
University of Texas, Permanent University Funding System, Ser A, RB
0.08%, 5/7/15 (A)	4,800,000	4,800,000
University of Texas, TECP
0.05%, 5/7/15	9,392,000	9,392,000
		122,541,864
UTAH — 1.5%
Park City, Ski & Snowboard Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.12%, 5/7/15 (A)	3,950,000	3,950,000
Utah State, MFH, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.13%, 5/7/15 (A)	9,105,000	9,105,000
		13,055,000
VIRGINIA — 2.7%
Norfolk, IDA, TECP
0.09%, 5/7/15	4,000,000	4,000,000
University of Virginia, TECP
0.04%, 5/21/15	11,200,000	11,200,000
University of Virginia, TECP
0.05%, 6/16/15	2,000,000	2,000,000
University of Virginia, TECP
0.05%, 5/20/15	6,500,000	6,500,000
		23,700,000
WASHINGTON — 3.4%
Olympia, Economic Development Corp., Spring Air Northwest Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.15%, 5/7/15 (A)	700,000	700,000
Washington State, Economic DFA, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
0.15%, 5/7/15 (A)	100,000	100,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.15%, 5/7/15 (A)(B)	$9,320,000	$9,320,000
Washington State, HFC, Bremerton Senior Living Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.15%, 5/7/15 (A)(B)	6,200,000	6,200,000
Washington State, HFC, Eagle's Landing Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.15%, 5/7/15 (A)(B)	6,365,000	6,365,000
Washington State, HFC, Merrill Gardens Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.15%, 5/7/15 (A)(B)	2,000,000	2,000,000
Washington State, HFC, Woodlands Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.15%, 5/7/15 (A)(B)	4,620,000	4,620,000
		29,305,000
WISCONSIN — 3.1%
Wisconsin State, TECP
0.06%, 5/6/15	20,866,000	20,866,000
Wisconsin State, TECP
0.14%, 6/3/15	6,117,000	6,117,000
		26,983,000
WYOMING — 2.5%
Lincoln County, PCFA, Exxon Mobil Project, RB
0.09%, 5/1/15 (A)	140,000	140,000
Lincoln County, PCFA, Exxon Mobil Project, Ser A, AMT, RB
0.11%, 5/1/15 (A)	500,000	500,000
Lincoln County, PCFA, Exxon Project, Ser B, AMT, RB
0.11%, 5/1/15 (A)	1,200,000	1,200,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2015 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
WYOMING (continued)
Sweetwater County, PacifiCorp Project, Ser A, RB, (LOC: Bank of Nova Scotia)
0.13%, 5/6/15 (A)	$19,600,000	$19,600,000
		21,440,000
TOTAL MUNICIPAL OBLIGATIONS		868,814,737
TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATION — 0.5%
Freddie Mac, MFC, Ser M031, RB
0.12%, 5/7/15 (B)	4,675,000	4,675,000
TOTAL TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS		4,675,000
COMMERCIAL PAPER — 0.1%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 0.1%
Michigan State, Finance Authority
0.06%, 5/5/15	800,000	800,000
TOTAL COMMERCIAL PAPER		800,000
TOTAL INVESTMENTS (Cost $874,289,737) — 100.0%		874,289,737
OTHER ASSETS AND LIABILITIES, NET — 0.0%		97,482
NET ASSETS — 100.0%		$874,387,219
(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2015. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2015, these securities amounted to $18,000,000 or 2.06% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers’ Retirement System

DFA — Development Finance Authority

EFA — Educational Facilities Authority

GO — General Obligation

HDA — Housing Development Authority

HDC — Housing Development Corp.

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Agency

HFC — Housing Finance Commission

IDA — Industrial Development Authority

IDC — Industrial Development Corp.

IDRB — Industrial Development Revenue Bond

LIQ — Liquidity Agreement

LLC — Limited Liability Company

LOC — Letter of Credit

MFC — Multi-Family Certificates

MFH — Multi-Family Housing

MTA — Metropolitan Transportation Authority

N.A. — National Association

NYC — New York City

NYS — New York State

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

TRAN — Tax & Revenue Anticipation Note

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2015 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 100.5%
CALIFORNIA — 100.5%
ABAG Finance Authority for Nonprofit Corps., Geneva Pointe Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.14%, 5/7/15 (A)(B)	$6,600,000	$6,600,000
Bay Area Toll Authority, RB, (LOC: U.S. Bank N.A.)
0.11%, 5/7/15 (B)	5,000,000	5,000,000
California State, EFA, California Institute of Technology Project, Ser B, RB, (LOC: CALSTRS)
0.10%, 5/7/15 (B)	11,200,000	11,200,000
California State, EFA, Stanford University Project, Ser L-6, RB
0.10%, 5/6/15 (B)	3,300,000	3,300,000
California State, EFA, TECP
0.03%, 5/5/15	13,700,000	13,700,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.11%, 5/6/15 (B)	5,500,000	5,500,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser C, RB, (LOC: U.S. Bank N.A.)
0.10%, 5/6/15 (B)	5,900,000	5,900,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, Ser B, RB, (LOC: Bank of Montreal)
0.09%, 5/6/15 (B)	6,725,000	6,725,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, Ser C, RB, (LOC: Bank of Montreal)
0.12%, 5/6/15 (B)	7,800,000	7,800,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California State, Health Facilities Financing Authority, Memorial Health Services, Ser A, RB
0.11%, 5/6/15 (B)	$18,500,000	$18,500,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser C, RB, (LOC: Northern Trust Company)
0.11%, 5/7/15 (B)	6,150,000	6,150,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser F, RB, (LOC: Northern Trust Company)
0.12%, 5/6/15 (B)	11,310,000	11,310,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.13%, 5/1/15 (B)	2,560,000	2,560,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser C, RB, (LOC: Northern Trust Company)
0.13%, 5/1/15 (B)	3,200,000	3,200,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser D, RB, (LOC: Wells Fargo Bank, N.A.)
0.12%, 5/6/15 (B)	4,000,000	4,000,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-1, RB
0.10%, 5/6/15 (B)	11,500,000	11,500,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.10%, 6/3/15 (B)	5,650,000	5,650,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2015 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CALIFORNIA (continued)
California State, HFA, MFH Project, Ser D, RB, (LOC: Fannie Mae)
0.13%, 5/6/15 (A)(B)	$1,325,000	$1,325,000
California State, HFA, MFH Project, Ser E, AMT, RB, (LOC: Fannie Mae)
0.14%, 5/6/15 (A)(B)	600,000	600,000
California State, HFA, Ser A, AMT, RB, (LOC: Fannie Mae)
0.09%, 5/6/15 (A)(B)	2,100,000	2,100,000
California State, MFA, Exxon Mobile Project, AMT, RB
0.14%, 5/1/15 (B)	8,300,000	8,300,000
California State, MFA, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.12%, 5/7/15 (B)	3,100,000	3,100,000
California State, MFA, La Sierra University Project, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.12%, 5/7/15 (B)	1,765,000	1,765,000
California State, MFA, Ser B, RB
0.11%, 5/1/15 (B)	3,000,000	3,000,000
California State, PCFA, Exxon Mobile Project, AMT, RB
0.14%, 5/1/15 (B)	5,000,000	5,000,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.15%, 5/1/15 (B)	900,000	900,000
California State, PCFA, Pacific Gas & Electric Project, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.13%, 5/1/15 (B)	1,800,000	1,800,000
California State, PCFA, Pacific Gas & Electric Project, Ser F, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.11%, 5/1/15 (B)	3,100,000	3,100,000
California State, RN
1.50%, 6/22/15	4,500,000	4,508,901

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.11%, 5/1/15 (B)	$11,000,000	$11,000,000
California Statewide, Community Development Authority, Coventry Place Apartments Project, AMT, RB, (LOC: Fannie Mae)
0.13%, 5/7/15 (A)(B)	9,600,000	9,600,000
California Statewide, Community Development Authority, Pavilion Apartments Project, Ser M, AMT, RB, (LOC: Fannie Mae)
0.14%, 5/7/15 (A)(B)	3,600,000	3,600,000
California Statewide, Community Development Authority, Rady Children's Hospital Project, Ser C, RB, (LOC: Northern Trust Company)
0.12%, 5/7/15 (B)	11,000,000	11,000,000
California Statewide, Community Development Authority, RB, (LIQ: Royal Bank of Canada)
0.11%, 5/7/15 (B)	16,500,000	16,500,000
Duarte Redevelopment Agency, Johnson Duarte Project, Ser B, COP, (LOC: General Electric Capital Corporation)
0.14%, 5/7/15 (B)	5,000,000	5,000,000
Duarte Redevelopment Agency, Piken Duarte Partners Project, Ser A, COP, (LOC: General Electric Capital Corporation)
0.14%, 5/7/15 (B)	7,000,000	7,000,000
Irvine Ranch, Water District, District Numbers 140-240-105-250 Project, GO, (LOC: Bank of New York Mellon)
0.12%, 5/1/15 (B)	5,100,000	5,100,000
Irvine Ranch, Water District, Improvement District Project, Ser A, SAB, (LOC: U.S. Bank N.A.)
0.12%, 5/1/15 (B)	6,320,000	6,320,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2015 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CALIFORNIA (continued)
Irvine, Assessment District No. 94-13, Oak Creek Special Assessment Bonds, Ser 1997, SAB, (LOC: State Street Bank & Trust Co.)
0.13%, 5/1/15 (B)	$612,000	$612,000
Lancaster, Redevelopment Agency, Cedar Creek Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.15%, 5/7/15 (A)(B)	6,900,000	6,900,000
Los Angeles County, TECP
0.05%, 6/2/15	8,300,000	8,300,000
0.06%, 7/1/15	1,600,000	1,600,000
Los Angeles County, TRAN
1.50%, 6/25/15	5,000,000	5,010,450
1.50%, 6/30/15	5,000,000	5,011,324
Northern California Power Agency, Hydroelectric Project, Ser A-R, RB, (LOC: Bank of Montreal)
0.13%, 5/6/15 (B)	8,500,000	8,500,000
Port of Oakland, TECP
0.07%, 8/6/15	7,133,000	7,133,000
Sacramento Municipal Utility District, Ser M-REMK, RB
0.10%, 5/7/15 (B)	15,000,000	15,000,000
San Diego County, COP, (LOC: Northern Trust Company)
0.11%, 5/7/15 (B)	2,050,000	2,050,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.11%, 5/6/15 (B)	6,900,000	6,900,000
San Francisco City & County, TECP
0.05%, 6/17/15	4,405,000	4,405,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.13%, 5/6/15 (B)	4,600,000	4,600,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Santa Clara County, Finance Authority, Housing Authority Office Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.15%, 5/7/15 (B)	$1,325,000	$1,325,000
Southern California Public Power Authority, Magnolia Power Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.11%, 5/6/15 (B)	7,500,000	7,500,000
Torrance, Torrance Memorial Medical Center, Ser B, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.09%, 5/6/15 (B)	5,000,000	5,000,000
University of California, Ser AL-1, RB
0.10%, 5/7/15 (B)	1,500,000	1,500,000
University of California, Ser AL-2, RB
0.10%, 5/7/15 (B)	16,000,000	16,000,000
University of California, TECP
0.05%, 5/5/15	3,000,000	3,000,000
0.04%, 5/6/15	3,000,000	3,000,000
0.04%, 6/4/15	4,000,000	4,000,000
Whittier, Health Facilities Authority, Presbyterian Intercommunity Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.10%, 5/6/15 (B)	7,300,000	7,300,000
TOTAL MUNICIPAL OBLIGATIONS		363,860,675
TOTAL INVESTMENTS (Cost $363,860,675) — 100.5%		363,860,675
OTHER ASSETS AND LIABILITIES, NET — (0.5)%		(1,987,233)
NET ASSETS — 100.0%		$361,873,442
(A)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2015. Date shown is the date on which the Portfolio can unconditionally demand payment.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2015 (Unaudited)

ABAG — Association of Bay Area Government

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers’ Retirement System

COP — Certificate of Participation

EFA — Educational Facilities Authority

GO — General Obligation

HFA — Housing Finance Agency

LIQ — Liquidity Agreement

LOC — Letter of Credit

MFA — Municipal Finance Authority

MFH — Multi-Family Housing

N.A. — National Association

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

RN — Revenue Note

SAB — Special Assessment Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

TRAN — Tax & Revenue Anticipation Note

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2015 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 94.8%
NEW YORK — 94.8%
Albany, IDA, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.14%, 5/7/15 (A)(B)	$4,920,000	$4,920,000
Geneva, HFA, Depaul Community Facs., Ser A, AMT, RB, (LOC: Canandaigua National Bank & Trust Co.)
0.13%, 5/7/15 (B)	1,800,000	1,800,000
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.12%, 5/6/15 (B)	9,000,000	9,000,000
Nassau County, Interim Finance Authority, Ser C, RB, (LIQ: JPMorgan Chase Bank, N.A.)
0.15%, 5/6/15 (B)	400,000	400,000
Nassau, Health Care Corp., Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.08%, 5/1/15 (B)	5,000,000	5,000,000
NYC, HDC, 461 Dean Street Development Project, Ser S, RB, (LOC: Bank of New York Mellon)
0.13%, 5/6/15 (B)	7,000,000	7,000,000
NYC, HDC, Atlantic Court Apartments Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.08%, 5/6/15 (A)(B)	7,400,000	7,400,000
NYC, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.08%, 5/6/15 (A)(B)	5,300,000	5,300,000
NYC, HDC, Nicole Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.09%, 5/6/15 (A)(B)	5,000,000	5,000,000
NYC, IDA, USA Waste Services, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.13%, 5/7/15 (B)	1,400,000	1,400,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser B, RB, (LOC: CALSTRS)
0.12%, 5/1/15 (B)	$1,750,000	$1,750,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3A, RB, (LIQ: Calsters/State Street Bank & Trust Co.)
0.12%, 5/1/15 (B)	3,430,000	3,430,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3B, RB
0.12%, 5/1/15 (B)	800,000	800,000
NYC, Municipal Water Finance Authority, Ser B-4, RB
0.12%, 5/1/15 (B)	1,550,000	1,550,000
NYC, Ser B, GO
2.00%, 8/1/15	3,000,000	3,014,300
NYC, Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.12%, 5/1/15 (B)	6,600,000	6,600,000
NYC, Transitional Finance Authority Future Tax Secured Revenue, Ser A-5, RB
0.12%, 5/1/15 (B)	1,000,000	1,000,000
NYC, Transitional Finance Authority Future Tax Secured Revenue, Ser D, RB
2.00%, 11/1/15	2,995,000	3,023,284
NYC, Transitional Future Tax Secured, Recovery Project, Ser 3, RB, (LIQ: Royal Bank of Canada)
0.14%, 5/1/15 (B)	1,500,000	1,500,000
NYC, Transitional Future Tax Secured, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.09%, 5/6/15 (B)	2,800,000	2,800,000
NYC, Transitional Future Tax Secured, Ser A-6, RB
0.12%, 5/1/15 (B)	250,000	250,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2015 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW YORK (continued)
NYC, Trust for Cultural Resources, Lincoln Center Project, Ser A-2, RB, (LOC: Bank of New York Mellon)
0.14%, 5/1/15 (B)	$1,300,000	$1,300,000
NYC, Trust for Cultural Resources, Ser 2014, RB
0.12%, 5/7/15 (B)	6,000,000	6,000,000
NYS, Dormitory Authority, Columbia University, Ser A, RB
0.09%, 5/6/15 (B)	3,500,000	3,500,000
NYS, Dormitory Authority, Rockefeller University, Ser B, RB
0.11%, 5/7/15 (B)	7,525,000	7,525,000
NYS, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.12%, 5/6/15 (B)	9,000,000	9,000,000
NYS, HFA, 150 East 44th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.14%, 5/6/15 (A)(B)	6,000,000	6,000,000
NYS, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.11%, 5/6/15 (A)(B)	3,000,000	3,000,000
NYS, HFA, 160 Madison Ave Project, Ser S, RB, (LOC: PNC Bank N.A.)
0.09%, 5/1/15 (B)	6,325,000	6,325,000
NYS, HFA, 240 East 39th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.08%, 5/6/15 (A)(B)	1,000,000	1,000,000
NYS, HFA, 345 East 94th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.14%, 5/6/15 (A)(B)	5,000,000	5,000,000
NYS, HFA, 363 West 30th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.08%, 5/6/15 (A)(B)	4,850,000	4,850,000
NYS, HFA, Bowery Place I Project, Ser A, RB, (LOC: Freddie Mac)
0.13%, 5/6/15 (A)(B)	5,000,000	5,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NYS, HFA, Gotham West Housing Project, Ser A-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.12%, 5/6/15 (B)	$1,200,000	$1,200,000
NYS, HFA, Gotham West Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.12%, 5/6/15 (B)	7,415,000	7,415,000
NYS, HFA, Maestro West Chelsea Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.10%, 5/5/15 (B)	4,000,000	4,000,000
NYS, HFA, Union Square South Housing, AMT, RB, (LOC: Fannie Mae)
0.08%, 5/6/15 (A)(B)	2,600,000	2,600,000
NYS, HFA, West 30th Street Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.13%, 5/6/15 (B)	1,500,000	1,500,000
NYS, HFA, West 30th Street Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.13%, 5/6/15 (B)	1,000,000	1,000,000
NYS, HFA, West 38th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.14%, 5/6/15 (A)(B)	3,000,000	3,000,000
NYS, Power Authority, Ser A, GO, (LIQ: Bank of Nova Scotia)
0.07%, 9/1/15 (B)	9,000,000	9,000,000
Port Authority of New York and New Jersey, TECP
0.09%, 5/13/15	4,000,000	4,000,000
Port Authority of New York and New Jersey, TECP
0.06%, 6/17/15	7,025,000	7,025,000
Tompkins County, IDA, Civic Facility Cornell Project, Ser A, RB
0.11%, 5/7/15 (B)	7,385,000	7,385,000
Triborough Bridge & Tunnel Authority, Ser B, RB, (LOC: State Street Bank & Trust Co.)
0.13%, 5/6/15 (B)	7,095,000	7,095,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2015 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW YORK (continued)
Triborough Bridge & Tunnel Authority, Ser B-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.11%, 5/1/15 (B)	$1,000,000	$1,000,000
Triborough Bridge & Tunnel Authority, Ser B-3, RB, (LOC: Wells Fargo Bank, N.A.)
0.11%, 5/1/15 (B)	1,000,000	1,000,000
TOTAL MUNICIPAL OBLIGATIONS		188,657,584
COMMERCIAL PAPER — 4.5%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 4.5%
NYS, Dormitory Authority
0.04%, 6/3/15	9,000,000	9,000,000
TOTAL COMMERCIAL PAPER		9,000,000
TOTAL INVESTMENTS (Cost $197,657,584) — 99.3%		197,657,584
OTHER ASSETS AND LIABILITIES, NET — 0.7%		1,441,456
NET ASSETS — 100.0%		$199,099,040

(A)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2015. Date shown is the date on which the Portfolio can unconditionally demand payment.

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers’ Retirement System

GO — General Obligation

HDC — Housing Development Corporation

HFA — Housing Finance Authority

IDA — Industrial Development Agency

LIQ — Liquidity Agreement

LOC — Letter of Credit

MTA — Metropolitan Transportation Authority

N.A. — National Association

NYC — New York City

NYS — New York State

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2015 (Unaudited)

Board’s Consideration of Investment Management Arrangements

The Board of Directors (the “Board”), including the Directors who are not interested persons, as defined in the Investment Company Act of 1940 (the “1940 Act”), of the Company (the “Independent Directors”), met to consider the approval of the Amended and Restated Investment Management Agreement (the “Investment Management Agreement”) between the Company, on behalf of each Portfolio, and TDAM USA Inc. (the “Investment Manager”), at a meeting held on March 26, 2015. In its review of the various agreements and plans with respect to the Portfolios, the Board of Directors (the “Board”) of TD Asset Management USA Funds Inc. considered information it deemed reasonably necessary to evaluate the terms of such agreements and plans. The Board requested and received materials relating to its consideration of such agreements and plans, including: (i) fees and expense ratios of each Portfolio and class in comparison to the fees and expense ratios of a peer group of funds; (ii) information with respect to the investment performance of each Portfolio and class compared to a peer group of funds; (iii) information on the profitability of TDAM USA Inc. (the “Investment Manager”), with respect to each Portfolio, including details regarding the methodology used to calculate profitability; (iv) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (v) information regarding the compliance record of the Investment Manager. These materials were in addition to other materials and presentations received by the Board throughout the course of the year relating to, in various ways, the Investment Management Agreement and the services provided under the Agreement.

The matters discussed below were considered by the Board. During the Meeting, and throughout the year, experienced counsel independent of the Investment Manager and other “management organizations” as defined in the rules under the 1940 Act, provided guidance to the Independent Directors. The Directors relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. Among other information and factors, the Board considered data on fees and expenses and performance and other information provided by Lipper, Inc. (“Lipper”), which is not affiliated with the Investment Manager, for each Portfolio, as well. The Board also considered updated performance information provided to it by the Investment Manager at the Meeting.

Nature, Quality and Extent of Services

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Investment Manager and its affiliates. The Board’s evaluation of the quality of the services of the Investment Manager took into account, among other things, the knowledge and experience demonstrated by the Investment Manager at meetings and presentations throughout the year and otherwise, including the scope and quality of the Investment Manager’s investment management capabilities, other resources dedicated to performing its services, the quality of its administrative and other services and its ability to oversee and supervise the service providers of the Portfolios. Particularly, the Board considered the background and experience of the Investment Manager’s senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment management staff primarily responsible for day-to-day portfolio management services for each Portfolio. In further evaluating the quality of services provided by the Investment Manager, the Board was informed that, in management’s judgment, the Investment Manager has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. The Board also reviewed the compliance and administrative personnel and services of the Investment Manager that support its investment advisory services provided to the Portfolios and determined that such staff was generally sufficient to ensure a high level of quality service that comply with investment policies and restrictions, as well as other applicable requirements. The Board also noted favorably financial condition and operational stability of the Investment Manager as well as its affiliates.

The Board concluded that it was generally satisfied with the nature, quality and extent of the services provided by the Investment Manager and its affiliates.

Fund Performance

The Board, including the Independent Directors, received and considered information about the investment performance of each Portfolio, as well as the performance of a group of comparable funds selected by Lipper and a group of comparable funds selected by the Investment Manager. In addition, the Board considered information that it received at each quarterly Board meeting about the investment performance of each Portfolio. The Board noted that the one-, three-, five- and ten-year performance returns of each of the Portfolios were above or the same as the median performance returns for such periods of its respective peer group, except for the ten-year performance return of each of Class A and the Investor Class of each of the TDAM Municipal Portfolio and the TDAM New York Municipal Money Market Portfolio which were, in each case, slightly lower than the median ten-year performance return of its respective peer group. The Board also observed that the conservative approach in which the Portfolios were being managed, with an emphasis on safety and liquidity, contributed to the relatively low returns of those Portfolios. Taking into account such factors, the Board concluded that the investment performance generated by the Investment Manager was generally satisfactory, or, if issues were presented, they were being affirmatively addressed.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Portfolio and class (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). The funds within the peer group were selected by Lipper. Specifically, the Board considered data based on information provided by Lipper indicating that, with respect to the fees and expense ratios of each Portfolio for its most recent fiscal year, the investment management fee rate of each Portfolio, both before and after fee waivers, was below the median investment management fee rate of its peer group, with the exception of the investment management fee rate: (a) after waivers of each of Class A and the Investor Class of each of the TDAM Money Market Portfolio and the TDAM U.S. Government Portfolio which was, in each case, somewhat above the median investment management fee rate after waivers of its respective peer group; (b) after waivers of each of the Premium Class and the Select Class of the TDAM Money Market Portfolio which was above the median investment management fee rate after waivers of its peer group; and (c) after waivers of each of Class A and the Investor Class of each of the TDAM Municipal Portfolio, the TDAM California Municipal Money Market Portfolio and the TDAM New York Municipal Money Market Portfolio which was, in each case, the same as the median investment management fee rate after waivers of its respective peer group.

The Board, in its evaluation of agreements noted that each class’ total gross expense ratio and total net expense ratio of each Portfolio was at or below the median total gross expense ratio and median total net expense ratio, respectively, of its respective peer group.

The Board noted the voluntary fee waivers and expense reimbursements provided by the Investment Manager and its affiliates with respect to the Portfolios to support such Portfolios’ yields.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the affiliates of the Investment Manager with respect to similarly managed accounts, if any.

On the basis of the factors considered and information presented, which were consolidated on a holistic basis, the Board determined that the fee rates were not unreasonable.

Profitability

The Board, including the Independent Directors, considered the level of the Investment Manager’s profits with respect to management of the Portfolios. The Board was presented with a report prepared by management and reviewed by an independent consultant disclosing the Investment Manager’s profitability. On the basis of management’s and the independent consultant’s representations with respect to the preparation of the report, the Board, including the Independent Directors, concluded that the cost allocation methodology employed was reasonably based. The Board considered the amount of profits (including related benefits) realized by the Investment Manager and its affiliates in connection with the operation of the Portfolios and concluded that the amount of profits was not unreasonable in light of the services provided to the Portfolios.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale with respect to the management of the Portfolios, whether the Portfolios have appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board noted that the Investment Manager’s advisory fee rate for each Portfolio contains breakpoints and, accordingly, reflects the potential for sharing economies of scale, if any, with shareholders as each such Portfolio grows. The Board concluded that potential economies of scale were passed on to the Portfolio shareholders in the form of breakpoints to the advisory fee rate. With respect to each Portfolio, the Board determined that the advisory fee structure was reasonable and no changes were currently necessary.

Other Benefits to the Investment Manager

The Board, including the Independent Directors, also took into account not only the advisory fees payable by the Portfolios, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of affiliates of the Investment Manager as paid service providers to the Portfolios, including, for example, administrative, shareholder services and transfer agency services, as well as Rule 12b-1 fees received by affiliates of the Investment Manager. The Board concluded that other ancillary benefits that the Investment Manager and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Company and the Portfolios, such as those noted above, were not unreasonable.

Conclusion

The Board, including all of the Independent Directors voting separately, concluded in light of a weighing and balancing of all factors considered, including those described above, that it was in the best interests of each Portfolio to approve the Investment Management Agreement with respect to such Portfolio for an additional one-year period.

Director and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Act, are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing your investment advisor or TD Ameritrade Institutional at 4075 Sorrento Valley Blvd, Suite A, San Diego, CA 92121 or by calling 800-431-3500 or TD Ameritrade, Inc., Client Services, P.O. Box 2209, Omaha, NE 68103-2209, or by calling 800-669-3900. The following chart lists Directors and Officers as of June 17, 2015.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors
DONALD J. HERREMA c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 62	Chairman of the Board; Director; Chairman of the Nominating/ Governance Committee	Chairman since 6/20/13; Chairman of the Nominating/ Governance Committee since March 2011; Director since 3/30/09	Executive Vice Chairman of Kennedy Wilson, International (real estate), since 2009; Senior Advisor Stonepoint Capital 2008 – 2011; Financial services executive and advisor; Founder of BlackSterling Partners, LLC (private equity investment firm), since 2004.	22	Director of USC Marshall School of Business Board since 2010; Director of Lepercq, de Neuflize and Co. since 2009; President of Christ Church Trustees since 2008; Trustee of Whittier College since 1995.
PETER B. M. EBY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 77	Director	Since: 6/6/02	Retired.	22	Director of Leon’s Furniture Limited since May 1977; Director of George Weston Limited (May 2000 – November 2014).
JAMES E. KELLY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 64	Director and Chairman of the Audit Committee	Director since 12/18/08; Chairman of the Audit Committee since 3/24/11	Consultant and financial services attorney and real estate investor; teacher at Empire State College from March 2008 through September 2010; Senior Advisor to New York State Banking Department, 2009; Trustee of Albany Law School since 1998, Vice Chairman since 2013, Chair of the Long Range Planning Committee since 2012.	22	Director and Vice Chairman, Albany Law School Board of Trustees; Chairman of the Board Long Range Planning Committee.
†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of April 30, 2015.

Director and Officers Information
(Unaudited) (Continued)

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
ROBERT P. HERRMANN c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 52	Director	Since: 9/23/14	Executive Vice President, Global Asset & Wealth Management, Ipreo (2013 – present); Previously, Chairman & CEO of Discovery Data, a leading financial services industry data provider (2009 – 2013); CEO and Director of Loring Ward International, Ltd.; and President of SA Funds – Investment Trust (2005 – 2009).	22	Independent Trustee of Arbitrage Funds; Director, FTJ Fund Choice, LLC.
CHRISTOPHER L. WILSON c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 58	Director	Since: 9/23/14	Managing Partner, CT2, LLC (consulting), (2009 to present); Previously, President and CEO, Columbia Funds (2004 – 2009).	22	Chairman of Audit Committee and Director, ISO-NE (energy and energy services), (2011 – present); Trustee and Finance Committee Chairman, Lesley University (2003 – 2011); Board of Governors, Investment Company Institute (2005 – 2009).

Interested Director
BARBARA F. PALK††† c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 63	Director	Since: 12/17/10	Senior Vice President — TD Bank Group & President of TD Asset Management Inc., TDAM USA Inc. and TD Investments from June 2003 through December 2010.	22	Director of Ontario Teachers’ Pension Plan Board since 2012; Director of Queens University, Greenwood College School; Director of The Perimeter Institute; The Shaw Festival; Director of The Canadian Coalition for Good Governance; Director of First National Financial Corporation; Board of Crombie REIT since 5/14/14.

†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of April 30,2015.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.

Director and Officers Information
(Unaudited) (Concluded)

Name, Address and Age	Position(s) held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past Five Years
Officers Who Are Not Directors
R. MICHAEL THORFINNSON c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 52	President and Chief Executive Officer	Since: 3/26/15	Chief Administrative Officer and Chief Risk Officer of TD Asset Management Inc. since 2010; Previously, Chief Risk Officer of TD Asset Management Inc. since 2002 and Chief Financial Officer of TDAM Wealth Management from 2001 to 2002; and Chief Operating Officer of TDAM from 1998 to 2010.

MAYA GITTENS c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 51	Chief Legal Officer and Anti-Money Laundering Officer	Since: 9/22/08	Since June 2008, Vice President & Director and Secretary of the Investment Manager; from June 2005 through March 2008, attorney, Schulte Roth and Zabel LLP.

ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 47	Treasurer and Chief Financial Officer	Since: 9/22/08	Since November 2004, Fund Accounting Director at SEI Investments.

MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 44	Assistant Treasurer	Since: 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.

CURTIS BARNES c/o Citi Fund Services Ohio, Inc. 100 Summer Street, Suite 1500 Boston, MA 02110 Age: 61	Secretary	Since: 6/14/12	Since September 2007, Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.; from May 1995 through September 2007, Vice President, Citi Fund Services Ohio, Inc.

MICHELE R. TEICHNER c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 55	Chief Compliance Officer, Vice President and Assistant Secretary	Chief Compliance Officer since 6/11/04; Vice President and Assistant Secretary since 11/2/99	Since January 2006, Managing Director of the Investment Manager.

†	The table shows the time period for which each individual has served as Officer. There is no set term of office for Officers.

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TDAMSAR01

TD Asset Management

SEMIANNUAL REPORT

April 30, 2015 (Unaudited)

TD Asset Management USA Funds Inc.

TDAM Institutional Money Market Fund

–	Institutional Class
–	Institutional Service Class
–	Commercial Class

TDAM Institutional Municipal Money Market Fund

–	Institutional Class
–	Institutional Service Class

TDAM Institutional U.S. Government Fund

–	Institutional Class
–	Institutional Service Class
–	Commercial Class

TDAM Institutional Treasury Obligations Money Market Fund

–	Institutional Service Class
–	Commercial Class

NOT FDIC INSURED •   NO BANK GUARANTEE •   MAY LOSE VALUE

® The TD logo and other trade-marks are the property of The Toronto-Dominion Bank.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-866-416-4031, or by visiting the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the 12-month period ending June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Institutional Investors, Proxy Voting Rights. It will also be available by visiting the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q filings are available online at www.tdamusa.com. Login to our website and click on Institutional Investors, Financial Reporting, Quarterly Fund Holdings Report. It is also available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

2

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
Donald J. Herrema Chairman of the Board	Barbara F. Palk Peter B. M. Eby James E. Kelly Christopher L. Wilson Robert P. Herrmann
EXECUTIVE OFFICERS
R. Michael Thorfinnson President and Chief Executive Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer
Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer
Curtis Barnes Secretary

Service Providers

Investment Manager & Administrator
TDAM USA Inc.
399 Park Avenue
New York, NY 10022

Independent Registered
Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street
Philadelphia, PA 19103	Shareholder Servicing Agent
TD Ameritrade, Inc.
P.O. Box 2209
Omaha, NE 68103-2209
Client Services Department
800-669-3900

Shareholder Servicing Agent
TD Bank, N.A.
1006 Astoria Blvd.
Cherry Hill, NJ 08034
Custodian BNY Mellon One Wall Street New York, NY 10286	Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019
Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456	Independent Directors Counsel Goodwin Procter LLP 901 New York Avenue, N.W. Washington, DC 20001
Transfer Agent Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219

3

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

Market Review

The first half of fiscal 2015 (November 1, 2014 to April 30, 2015) was positive for financial assets, with both equities and fixed income generating gains. The S&P 500 Index continued to reach new all-time highs and rose 4% over the six months. Meanwhile, both Treasuries and corporate bonds generated positive returns, contributing to the Barclays U.S. Aggregate Bond Index to advance 2%.

Bonds rose in four of the six months ended April 30, 2015, as yields continued to decline. Energy prices dropped notably in the latter half of 2014, and this created downward pressure on yields, as did the associated reduction in inflation expectations. Overall, bond yields remain low, although corporate bonds still offer a yield advantage over government bonds. Issuance of corporate bonds was strong in 2014, setting a new record, and this strength continued into 2015. The new supply of corporate bonds has been met with robust demand as investors continue to search for yield.

Highly accommodative monetary policies have contributed significantly to the current low level of yields. Policies remain very supportive globally, notably at the European Central Bank, Bank of Japan and Bank of Canada. In fact, more than 25 global central banks have eased their policies so far in 2015. However, with its economy showing signs of relative strength, the U.S. is beginning to diverge from this easing trend, and the Federal Reserve (the Fed) has begun to take a more neutral stance. In October 2014 (just before the start of the reporting period) it ended its quantitative easing program, and it is widely expected to begin increasing interest rates later this year. In spite of these expectations, we believe rates will remain low for a considerable time to come. In its most recent statement, the Fed indicated that it would take a balanced approach to any tightening of its policies, and it noted that it may keep the federal funds rate lower than normal even once employment and inflation data approach the targeted levels.

The expectation that interest rates may rise in the U.S. kept the U.S. dollar in favor over the period, and it rose against most other major currencies, including the British pound, euro, Japanese yen and Canadian dollar. Relative economic strength domestically versus slow or stagnant growth in other regions, such as the euro zone, Japan and China, plus geopolitical unease over continuing instability in Ukraine and surrounding countries, rising tensions in the Middle East and political change in Greece also helped to strengthen the dollar.

Looking Ahead

We continue to focus on high quality investments and are mindful of macro-economic factors that may affect our investments, including slow global economic growth, elevated sovereign debt levels, and inflationary/deflationary pressures. While risks have risen, economic improvements domestically and continuing high levels of central bank liquidity globally are helping to moderate the probability of extreme outcomes. We anticipate that global central banks will maintain their accommodative stances for some time to come.

As always, we thank you for your business. We look forward to continuing to help you manage your money successfully.

R. Michael Thorfinnson
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

May 15, 2015

Money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a full or summary prospectus containing this and other information about the Funds, please call your financial advisor or TD Ameritrade Institutional at 1-800-431-3500, or TD Ameritrade Client Services at 1-800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

4

Disclosure of Fund Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2014 through April 30, 2015).

The table on the following page illustrates your Fund’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Fund in the “Actual” line under the heading “Expenses Paid During Period”.
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Fund’s actual expense ratio. This information assumes that the Fund had a return of 5% before expenses during the year, (which is not the Fund’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

5

Disclosure of Fund Expenses (Unaudited)

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Annualized Expense Ratios 11/1/14 to 4/30/15	Expenses Paid During Period* 11/1/14 to 4/30/15
TDAM Institutional Money Market Fund – Institutional Class
Actual	$1,000.00	$1,000.00	0.12%	$0.60
Hypothetical (5% Return before expenses)	1,000.00	1,024.20	0.12	0.60
TDAM Institutional Money Market Fund – Institutional Service Class
Actual	1,000.00	1,000.00	0.12	0.60
Hypothetical (5% Return before expenses)	1,000.00	1,024.20	0.12	0.60
TDAM Institutional Money Market Fund – Commercial Class
Actual	1,000.00	1,000.00	0.12	0.60
Hypothetical (5% Return before expenses)	1,000.00	1,024.20	0.12	0.60
TDAM Institutional Municipal Money Market Fund – Institutional Class
Actual	1,000.00	1,000.00	0.04	0.20
Hypothetical (5% Return before expenses)	1,000.00	1,024.60	0.04	0.20
TDAM Institutional Municipal Money Market Fund – Institutional Service Class
Actual	1,000.00	1,000.00	0.04	0.20
Hypothetical (5% Return before expenses)	1,000.00	1,024.60	0.04	0.20
TDAM Institutional U.S. Government Fund – Institutional Class
Actual	1,000.00	1,000.00	0.07	0.35
Hypothetical (5% Return before expenses)	1,000.00	1,024.45	0.07	0.35
TDAM Institutional U.S. Government Fund – Institutional Service Class
Actual	1,000.00	1,000.00	0.07	0.35
Hypothetical (5% Return before expenses)	1,000.00	1,024.45	0.07	0.35
TDAM Institutional U.S. Government Fund – Commercial Class
Actual	1,000.00	1,000.00	0.07	0.35
Hypothetical (5% Return before expenses)	1,000.00	1,024.45	0.07	0.35
TDAM Institutional Treasury Obligations Money Market Fund – Institutional Service Class
Actual	1,000.00	1,000 .10	0.05	0.25
Hypothetical (5% Return before expenses)	1,000.00	1,024.55	0.05	0.25
TDAM Institutional Treasury Obligations Money Market Fund – Commercial Class
Actual	1,000.00	1,000.10	0.05	0.25
Hypothetical (5% Return before expenses)	1,000.00	1,024.55	0.05	0.25
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

6

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 4/30/15 (Unaudited)

*	The seven-day yield is calculated using standard SEC formulas. The Investment Manager and/or service providers may, from time to time, voluntarily waive or reimburse the Fund’s fees and expenses. Fee waivers and expense reimbursements will increase the Fund’s total return and yield. As these expense reductions are voluntary, they may be modified or eliminated at any time. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Fund compositions are subject to change.
***	Tax equivalent yields for the Institutional Class and the Institutional Service Class of the Institutional Municipal Money Market Fund are 0.02% and 0.02%, respectively. This is assuming a 2015 maximum federal tax rate of 39.6% for the Institutional Municipal Money Market Fund.

7

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 4/30/15 (Unaudited) (Concluded)

*	The seven-day yield is calculated using standard SEC formulas. The Investment Manager and/or service providers may, from time to time, voluntarily waive or reimburse the Fund’s fees and expenses. Fee waivers and expense reimbursements will increase the Fund’s total return and yield. As these expense reductions are voluntary, they may be modified or eliminated at any time. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Fund compositions are subject to change.
***	U.S. government guarantee applies to the underlying securities of the Fund and not the Fund shares.

8

Statements of Assets and Liabilities

April 30, 2015 (Unaudited)

	TDAM Institutional Money Market Fund	TDAM Institutional Municipal Money Market Fund	TDAM Institutional U.S. Government Fund	TDAM Institutional Treasury Obligations Money Market Fund
ASSETS
Cost of investments and repurchase agreements	$198,634,051	$45,716,694	$871,271,669	$563,291,010
Investments in securities, at value (Note 2)	$160,663,051	$45,716,694	$767,057,669	$219,936,010
Repurchase agreements, at value (Note 2)	37,971,000	—	104,214,000	343,355,000
TOTAL INVESTMENTS	198,634,051	45,716,694	871,271,669	563,291,010
Cash	514	40,233	97	348
Interest receivable	166,502	10,078	46,454	381,379
Due from Investment Manager	4,705	14,641	—	1,097
Prepaid Directors' fees (Note 4)	—	5,174	5,174	5,174
Prepaid expenses	52,090	23,601	91,159	59,288
TOTAL ASSETS	198,857,862	45,810,421	871,414,553	563,738,296
LIABILITIES
Payable for securities purchased	1,999,220	—	—	—
Payable for Directors' fees	5,174	—	—	—
Dividends payable to shareholders	1,639	364	7,663	3,825
Payable to Investment Manager	—	—	17,842	—
Other accrued expenses	66,075	44,727	107,340	64,932
TOTAL LIABILITIES	2,072,108	45,091	132,845	68,757
NET ASSETS	$196,785,754	$45,765,330	$871,281,708	$563,669,539
Net assets consist of:
Paid-in-capital ($0.0001 par value; 8 billion, 3 billion, 8 billion and 8 billion shares authorized, respectively)	$196,786,478	$45,766,288	$871,309,200	$563,653,365
Accumulated net realized gains (losses) from investment transactions	(724)	(958)	(27,492)	16,174
Net assets, at value	$196,785,754	$45,765,330	$871,281,708	$563,669,539
Institutional Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	N/A
	($142,932,226 ÷ 142,932,639 shares)	($25,937,175 ÷ 25,937,919 shares)	($134,898,928 ÷ 134,903,222 shares)
Institutional Service Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00
	($47,792,132 ÷ 47,791,774 shares)	($19,828,155 ÷ 19,828,369 shares)	($556,853,351 ÷ 556,868,111 shares)	($162,475,578 ÷ 162,472,419 shares)
Commercial Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	$1.00	$1.00
	($6,061,396 ÷ 6,062,065 shares)		($179,529,429 ÷ 179,537,867 shares)	($401,193,961 ÷ 401,180,946 shares)

Please see accompanying notes to financial statements.

9

Statements of Operations

For the Six-Month Period Ended April 30, 2015 (Unaudited)

	TDAM Institutional Money Market Fund	TDAM Institutional Municipal Money Market Fund	TDAM Institutional U.S. Government Fund	TDAM Institutional Treasury Obligations Money Market Fund
INVESTMENT INCOME
Interest income	$146,134	$12,886	$390,251	$182,277
EXPENSES
Investment management fees (Note 3)	110,985	26,733	499,508	299,751
Shareholder servicing fees
Institutional Service Class	72,002	25,539	692,063	244,661
Commercial Class	8,155	—	381,914	504,722
Distribution fee
Commercial Class	13,049	—	611,063	1,009,444
Directors' fees (Note 4)	9,242	9,242	9,242	9,242
Transfer agent fees	48,104	28,885	87,571	57,096
Registration fees	27,756	6,588	31,792	22,521
Professional fees	26,974	21,685	48,677	39,240
Custody fees	19,077	6,621	25,627	17,481
Shareholder reports and mailing	10,808	7,319	11,544	9,021
Pricing fees	9,429	6,312	9,304	3,651
Other expenses	10,258	6,746	28,604	16,942
TOTAL EXPENSES	365,839	145,670	2,436,909	2,233,772
Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(230,803)	(135,457)	(2,096,773)	(2,081,471)
NET EXPENSES	135,036	10,213	340,136	152,301
NET INVESTMENT INCOME	11,098	2,673	50,115	29,976
NET REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS	(386)	—	661	17,460
NET INCREASE IN NET ASSETS FROM OPERATIONS	$10,712	$2,673	$50,776	$47,436

Please see accompanying notes to financial statements.

10

Statements of Changes in Net Assets

	TDAM Institutional Money Market Fund		TDAM Institutional Municipal Money Market Fund
	Six-Month Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six-Month Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
OPERATIONS:
Net investment income	$11,098	$23,163	$2,673	$5,753
Net realized gains (losses) from investment transactions	(386)	822	—	—
Net increase in net assets from operations	10,712	23,985	2,673	5,753
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(7,892)	(15,708)	(1,652)	(3,599)
Institutional Service Class	(2,880)	(5,524)	(1,021)	(2,154)
Commercial Class	(326)	(1,812)	—	—
Total dividends and distributions to shareholders	(11,098)	(23,044)	(2,673)	(5,753)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Institutional Class:
Proceeds from shares sold	318,140,018	738,581,322	60,943,171	70,132,290
Shares issued in reinvestment of dividends	85	90	13	21
Payments for shares redeemed	(370,700,934)	(726,163,170)	(66,742,577)	(79,621,554)
Net increase (decrease) in net assets from Institutional Class shares	(52,560,831)	12,418,242	(5,799,393)	(9,489,243)
Institutional Service Class:
Proceeds from shares sold	54,062,205	180,120,853	21,524,255	36,686,177
Shares issued in reinvestment of dividends	311	246	—	—
Payments for shares redeemed	(79,323,938)	(179,703,341)	(22,371,644)	(39,340,457)
Net increase (decrease) in net assets from Institutional Service Class shares	(25,261,422)	417,758	(847,389)	(2,654,280)
Commercial Class:
Proceeds from shares sold	2,666,204	46,679,498	—	—
Shares issued in reinvestment of dividends	194	485	—	—
Payments for shares redeemed	(2,955,660)	(57,199,749)	—	—
Net decrease in net assets from Commercial Class shares	(289,262)	(10,519,766)	—	—
Net increase (decrease) in net assets from capital share transactions	(78,111,515)	2,316,234	(6,646,782)	(12,143,523)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(78,111,901)	2,317,175	(6,646,782)	(12,143,523)
NET ASSETS:
Beginning of period	274,897,655	272,580,480	52,412,112	64,555,635
End of period	$196,785,754	$274,897,655	$45,765,330	$52,412,112
Undistributed net investment income, end of period	$—	$—	$—	$—

Please see accompanying notes to financial statements.

11

Statements of Changes in Net Assets

	TDAM Institutional U.S. Government Fund		TDAM Institutional Treasury Obligations Money Market Fund
	Six-Month Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six-Month Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
OPERATIONS:
Net investment income	$50,115	$103,588	$29,976	$52,972
Net realized gains (losses) from investment transactions	661	(2,528)	17,460	23,142
Net increase in net assets from operations	50,776	101,060	47,436	76,114
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(7,155)	(16,291)	—	—
Institutional Service Class	(27,683)	(56,669)	(9,786)	(12,424)
Commercial Class	(15,277)	(30,390)	(20,190)	(40,250)
From net realized gains
Institutional Service Class	—	—	(1,271)	—
Commercial Class	—	—	(1,996)	—
Total dividends and distributions to shareholders	(50,115)	(103,350)	(33,243)	(52,674)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Institutional Class:
Proceeds from shares sold	125,335,296	352,018,830	—	—
Shares issued in reinvestment of dividends	23	28	—	—
Payments for shares redeemed	(142,839,529)	(358,769,765)	—	—
Net decrease in net assets from Institutional Class shares	(17,504,210)	(6,750,907)	—	—
Institutional Service Class:
Proceeds from shares sold	344,473,923	1,077,977,523	242,332,088	317,639,065
Shares issued in reinvestment of dividends	18	60	3,359	4,078
Payments for shares redeemed	(375,648,988)	(1,000,864,127)	(306,747,871)	(177,546,495)
Net increase (decrease) in net assets from Institutional Service Class shares	(31,175,047)	77,113,456	(64,412,424)	140,096,648
Commercial Class:
Proceeds from shares sold	2,303,991,938	4,101,720,487	1,879,246,962	3,250,888,751
Shares issued in reinvestment of dividends	1,319	2,613	1,156	318
Payments for shares redeemed	(2,458,997,986)	(4,069,211,770)	(2,024,497,091)	(3,104,363,123)
Net increase (decrease) in net assets from Commercial Class shares	(155,004,729)	32,511,330	(145,248,973)	146,525,946
Net increase (decrease) in net assets from capital share transactions	(203,683,986)	102,873,879	(209,661,397)	286,622,594
TOTAL INCREASE (DECREASE) IN NET ASSETS	(203,683,325)	102,871,589	(209,647,204)	286,646,034
NET ASSETS:
Beginning of period	1,074,965,033	972,093,444	773,316,743	486,670,709
End of period	$871,281,708	$1,074,965,033	$563,669,539	$773,316,743
Undistributed net investment income, end of period	$—	$—	$—	$—

Please see accompanying notes to financial statements.

12

Financial Highlights

For the six-month period ended April 30, 2015 (unaudited) and years or periods ended October 31,
For a Share Outstanding Throughout the Periods

	Institutional Class
	2015ˆ		2014		2013		2012	2011		2010
TDAM Institutional Money Market Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.001	0.000	*	0.001
Net realized gains (losses) on investments	(0.000	)*	0.000	*	(0.000	)*	0.000 *	0.000	*	(0.000)*
Total from operations	0.000	*	0.000	*	0.000	*	0.001	0.000	*	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.000	)*	(0.001)
Distributions from net realized gains	—		—		(0.000	)*	(0.000)*	—		(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.000	)*	(0.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.05%	0.05%		0.07%
Net assets end of period (000)	$142,932		$195,493		$183,074		$78,060	$41,760		$68,827
Ratio of net expenses to average net assets	0.12	%‡	0.09%		0.12%		0.20%	0.17%		0.18%
Ratio of total expenses to average net assets	0.25	%‡	0.25%		0.29%		0.32%	0.30%		0.25%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.05%	0.05%		0.07%

	Institutional Service Class
	2015ˆ		2014		2013		2012		2011		2010
TDAM Institutional Money Market Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Net realized gains (losses) on investments	(0.000	)*	0.000	*	(0.000	)*	0.000	*	0.000	*	(0.000)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Distributions from net realized gains	—		—		(0.000	)*	(0.000	)*	—		(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.04%		0.05%
Net assets end of period (000)	$47,792		$73,054		$72,636		$49,733		$82,171		$70,331
Ratio of net expenses to average net assets	0.12	%‡	0.09%		0.13%		0.23%		0.18%		0.22%
Ratio of total expenses to average net assets	0.50	%‡	0.50%		0.57%		0.56%		0.55%		0.51%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.04%		0.05%

ˆ	For the six-month period ended April 30, 2015.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements.

13

Financial Highlights (continued)

	Commercial Class(2)
	2015ˆ		2014		2013		2012		2011		2010
TDAM Institutional Money Market Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	(0.000	)*	0.000	*	(0.000	)*	0.000	*	0.000	*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		(0.000	)*	(0.000	)*	—		(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.04%		0.05%
Net assets end of period (000)	$6,062		$6,351		$16,870		$23,039		$25,154		$22,368
Ratio of net expenses to average net assets	0.12	%‡	0.09%		0.14%		0.24%		0.17%		0.18	%‡
Ratio of total expenses to average net assets	0.90	%‡	0.89%		0.98%		0.97%		0.95%		0.86	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.04%		0.05	%‡

	Institutional Class(3)
	2015ˆ		2014		2013		2012		2011	2010
TDAM Institutional Municipal Money Market Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.001	0.001
Net realized gains (losses) on investments	—		—		—		(0.000	)*	0.000 *	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.001	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.001)
Distributions from net realized gains	—		—		—		—		—	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.01%		0.01%		0.01%		0.02%		0.07%	0.08%
Net assets end of period (000)	$25,937		$31,737		$41,226		$54,675		$60,828	$72,244
Ratio of net expenses to average net assets	0.04	%‡	0.07%		0.11%		0.13%		0.15%	0.17	%‡
Ratio of total expenses to average net assets	0.45	%‡	0.44%		0.36%		0.34%		0.31%	0.41	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.02%		0.08%	0.10	%‡

ˆ	For the six-month period ended April 30, 2015.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year October 31, 2012, per share amounts were calculated based on average shares outstanding.
(2)	Commercial Class shares commenced operations on November 19, 2009.
(3)	Institutional Class shares commenced operations on January 20, 2010.

Please see accompanying notes to financial statements.

14

Financial Highlights (continued)

	Institutional Service Class(2)
	2015ˆ		2014		2013		2012		2011		2010
TDAM Institutional Municipal Money Market Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	—		—		—		(0.000	)*	0.000	*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$19,828		$20,675		$23,330		$22,246		$22,567		$28,048
Ratio of net expenses to average net assets	0.04	%‡	0.07%		0.11%		0.14%		0.21%		0.26	%‡
Ratio of total expenses to average net assets	0.70	%‡	0.70%		0.61%		0.59%		0.57%		0.65	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.01%		0.01	%‡

	Institutional Class
	2015ˆ		2014		2013		2012		2011		2010
TDAM Institutional U.S. Government Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	—
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.03%		0.05%
Net assets end of period (000)	$134,899		$152,403		$159,154		$156,456		$171,877		$178,723
Ratio of net expenses to average net assets	0.07	%‡	0.06%		0.09%		0.13%		0.13%		0.14%
Ratio of total expenses to average net assets	0.15	%‡	0.15%		0.15%		0.16%		0.16%		0.16%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.03%		0.05%

ˆ	For the six-month period ended April 30, 2015.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
(2)	Institutional Service Class shares commenced operations on January 20, 2010.

Please see accompanying notes to financial statements.

15

Financial Highlights (continued)

	Institutional Service Class
	2015ˆ		2014		2013		2012		2011		2010
TDAM Institutional U.S. Government Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	(0.000	)*	(0.000	)*	0.000	*	(0.000	)*	—
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.03%		0.03%
Net assets end of period (000)	$556,853		$588,028		$510,916		$643,949		$497,048		$472,552
Ratio of net expenses to average net assets	0.07	%‡	0.06%		0.09%		0.13%		0.13%		0.17%
Ratio of total expenses to average net assets	0.40	%‡	0.40%		0.40%		0.41%		0.41%		0.41%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.03%		0.03%

	Commercial Class
	2015ˆ		2014		2013		2012		2011		2010
TDAM Institutional U.S. Government Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	—
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.03%		0.03%
Net assets end of period (000)	$179,530		$334,534		$302,023		$300,052		$280,239		$181,365
Ratio of net expenses to average net assets	0.07	%‡	0.06%		0.09%		0.13%		0.13%		0.15%
Ratio of total expenses to average net assets	0.80	%‡	0.80%		0.80%		0.81%		0.81%		0.81%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.03%		0.03%

ˆ	For the six-month period ended April 30, 2015.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements.

16

Financial Highlights (concluded)

	Institutional Service Class
	2015ˆ		2014		2013		2012		2011		2010
TDAM Institutional Treasury Obligations Money Market Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	(0.000	)*	(0.000	)*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	—		—		(0.000	)*	(0.000	)*	(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$162,476		$226,884		$86,784		$378,961		$136,057		$157,749
Ratio of net expenses to average net assets	0.05	%‡	0.03%		0.08%		0.09%		0.11%		0.14%
Ratio of total expenses to average net assets	0.41	%‡	0.42%		0.43%		0.44%		0.43%		0.46%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.01%		0.01%

	Commercial Class
	2015ˆ		2014		2013		2012		2011		2010
TDAM Institutional Treasury Obligations Money Market Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	(0.000	)*	(0.000	)*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	—		—		(0.000	)*	(0.000	)*	(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$401,194		$546,433		$399,887		$351,633		$293,060		$265,294
Ratio of net expenses to average net assets	0.05	%‡	0.03%		0.07%		0.09%		0.10%		0.15%
Ratio of total expenses to average net assets	0.91	%‡	0.92%		0.93%		0.95%		0.93%		0.96%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.01%		0.01%

ˆ	For the six-month period ended April 30, 2015.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements.

17

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2015 (unaudited)

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has twenty-two series. This shareholder report only applies to the following series of the Company: the TDAM Institutional Money Market Fund (the “Institutional Money Market Fund”), the TDAM Institutional Municipal Money Market Fund (the “Institutional Municipal Fund”), the TDAM Institutional U.S. Government Fund (the “Institutional U.S. Government Fund”) and the TDAM Institutional Treasury Obligations Money Market Fund (the “Institutional Treasury Fund”) (each, a “Fund” and collectively, the “Funds”). Each Fund is a diversified Fund. The investment objective of each Fund is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Institutional Money Market Fund has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The Institutional Municipal Fund invests primarily in a diversified portfolio of short-term, high quality tax-exempt municipal obligations. The Institutional U.S. Government Fund invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Institutional Treasury Fund invests 100% of its net assets in U.S. Treasury obligations and repurchase agreements backed by such obligations.

Note 2 — Significant Accounting Policies

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“GAAP”). Therefore, the Funds follow the accounting and reporting guidance for investment companies. The Funds’ financial statements are prepared in accordance with GAAP, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is the policy of each Fund to maintain a continuous net asset value of $1.00 per share for each class. Each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. The Institutional Money Market Fund’s, Institutional U.S. Government Fund’s and Institutional Treasury Fund’s NAV per share is computed as of 4:00 p.m. (Eastern Time), on days when the New York Stock Exchange (“NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open (a “Fund Business Day”). The Institutional Municipal Fund’s NAV per share is computed as of 1:00 p.m. (Eastern Time) on each Fund Business Day. In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Each Fund’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

18

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2015 (unaudited)

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, fair valued foreign equities, etc.);
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

As of April 30, 2015, all of the investments for the Institutional Money Market Fund, Institutional Municipal Fund, Institutional U.S. Government Fund and Institutional Treasury Fund are Level 2. For details of investment classifications, reference the Schedules of Investments.

For the six-month period ended April 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities for all Funds.

For the six-month period ended April 30, 2015, there have been no significant changes to the Funds’ fair valuation methodologies.

Repurchase Agreements — Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by TDAM USA Inc. (the Funds’ “Investment Manager” and “Administrator”) (under procedures adopted by the Board with respect to the money market funds), subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Investment Income — Interest income, including accretion and amortization of discounts and premiums, on securities is accrued as earned.

19

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2015 (unaudited)

Expense Offset Arrangement — The Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Funds include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations. For the six-month period ended April 30, 2015, earnings credits were $41 for the Institutional Money Market Fund, $94 for the Institutional U.S. Government Fund and $149 for the Institutional Treasury Fund.

Dividends and Distributions to Shareholders — Dividends arising from net investment income, if any, are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Amended and Restated Investment Management Agreement with TDAM USA Inc., a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Fund, such Fund pays the Investment Manager an annual investment management fee. With respect to each of the Funds, such annual investment management fee is payable on a graduated basis equal to 0.10% of the first $1 billion of average daily net assets of each such Fund, 0.09% of the next $1 billion, and 0.08% of average daily net assets over $2 billion.

The Investment Manager from time to time may waive fees or assume certain expenses of each Fund or Class, as the case may be (in each case, a “Voluntary Expense Limitation” and collectively, the “Voluntary Expense Limitations”), so that the annualized ratio of total operating expenses for the Fund or Class do not exceed the applicable Expense Cap shown in the table as follows.

Expense Cap
TDAM Institutional Money Market Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
TDAM Institutional Municipal Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
TDAM Institutional U.S. Government Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
TDAM Institutional Treasury Fund
Institutional Service Class	0.45%
Commercial Class	0.95%

These Voluntary Expense Limitations are subject to cancellation or modification by the Investment Manager and its affiliates at any time. The Voluntary Expense Limitations may not apply to non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations. During

20

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2015 (unaudited)

the six-month period ended April 30, 2015, the Investment Manager waived fees of $50,661 and $66,666 for the Institutional Money Market Fund and Institutional Municipal Fund, respectively, pursuant to the Voluntary Expense Limitations.

Any amount waived or paid pursuant to a Voluntary Expense Limitation (a “Waived Amount”) shall be repaid to the Investment Manager by the respective Fund; provided, that a Fund shall not repay any such Waived Amount to the Investment Manager if such payment shall cause the relevant Class’ total operating expenses (on an annualized basis) to exceed the Expense Cap applicable to such Class at the time the relevant Waived Amount was waived or reimbursed; provided further, that no Waived Amount shall be repaid to the Investment Manager more than two years after the end of the fiscal year during which such Waived Amount was waived or reimbursed.

As of April 30, 2015, fees which were previously waived by the Investment Manager pursuant to the Voluntary Expense Limitations (excluding any fees waived by the Investment Manager to maintain a minimum yield), which may be subject to possible future reimbursement to the Investment Manager were as follows:

	Potential Amount of Recovery	Expiration
TDAM Institutional Money Market Fund	$162,547	2015
	108,517	2016
	50,661	2017
TDAM Institutional Municipal Fund	125,737	2015
	139,313	2016
	66,666	2017

In addition, the Investment Manager and its affiliates from time to time may voluntarily waive fees or assume certain expenses to maintain a minimum yield which is currently 0.01% for each Fund. Any such waivers of fees or assumption of expenses are subject to cancellation or modification by the Investment Manager and its affiliates at any time and are not subject to repayment back to the Investment Manager or its affiliates.

TDAM USA Inc. has been retained under an Amended and Restated Administration Agreement to perform certain administrative services for each Fund. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Fund. The Administrator pays Citi’s fees for providing these services.

A Distribution Plan pursuant to Rule 12b-1 under the Act permits the Commercial Class of each of the Institutional Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Fund to pay from its assets distribution fees at a rate not to exceed 0.40%, 0.40% and 0.50%, respectively, of the annual average daily net assets of each such class. These distribution fees are computed and accrued daily and are paid to broker-dealers, including TD Ameritrade, Inc. and TD Bank, N.A. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors.

TD Ameritrade, Inc., an affiliate of the Investment Manager, has been retained under the Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or Commercial Class of each of the Funds, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD Ameritrade, Inc. under the Shareholder Services Agreement.

TD Bank, N.A., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or Commercial Class of each of the Funds, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD Bank, N.A., under the Shareholder Services Agreement.

21

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2015 (unaudited)

For the six-month period ended April 30, 2015, the Investment Manager and its affiliates waived and/or reimbursed certain fees for each Fund, as follows:

	Investment Management Fees Waived/ Expenses Reimbursed	Distribution Fees Waived	Shareholder Service Fees Waived	Total
TDAM Institutional Money Market Fund	$137,597	N/A	N/A	$137,597
Institutional Service Class	N/A	$—	$72,002	72,002
Commercial Class	N/A	13,049	8,155	21,204
				$230,803
TDAM Institutional Municipal Fund	$109,918	N/A	N/A	$109,918
Institutional Service Class	N/A	$—	$25,539	25,539
				$135,457
TDAM Institutional U.S. Government Fund	$411,733	N/A	N/A	$411,733
Institutional Service Class	N/A	$—	$692,063	692,063
Commercial Class	N/A	611,063	381,914	992,977
				$2,096,773
TDAM Institutional Treasury Fund	$322,644	N/A	N/A	$322,644
Institutional Service Class	N/A	$—	$244,661	244,661
Commercial Class	N/A	1,009,444	504,722	1,514,166
				$2,081,471

All fees are waived and reimbursed at the class level of each Fund, with the exception of Investment Management fees which are waived and reimbursed at the fund level of each Fund.

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $65,000, payable quarterly;
2.	a meeting fee of $6,000 for each meeting attended in person;
3.	a meeting fee of $3,500 for each meeting attended by telephone;
4.	a committee meeting fee of $3,500 for any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board;
5.	a meeting fee of $6,000 for each special meeting attended in person;
6.	retainer for the Chairman is $20,000 annually, payable quarterly; and
7.	retainer for Audit Committee Chair is $10,000 annually, payable quarterly.

Directors’ fees are allocated among the series of the Company.

22

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2015 (unaudited)

Note 5 — Federal Income Taxes

It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributed substantially all of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax year (the current and prior 3 tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss) and accumulated net realized gain (loss). There were no permanent differences.

The tax character of distributions declared to shareholders for the fiscal years ended October 31, 2014 and October 31, 2013, for each Fund, were as follows:

		Tax-Exempt Income	Ordinary Income	Totals
TDAM Institutional Money Market Fund	2014	$—	$23,044	$23,044
	2013	—	18,627	18,627
TDAM Institutional Municipal Fund	2014	5,753	—	5,753
	2013	9,229	—	9,229
TDAM Institutional U.S. Government Fund	2014	—	103,350	103,350
	2013	—	96,831	96,831
TDAM Institutional Treasury Fund	2014	—	52,674	52,674
	2013	—	47,641	47,641

23

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2015 (unaudited)

As of October 31, 2014, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
TDAM Institutional Money Market Fund	$2,435	$—	$(340)	$—	$(2,433)	$(338)
TDAM Institutional Municipal Fund	—	443	(957)	—	(444)	(958)
TDAM Institutional U.S. Government Fund	8,702	—	(27,812)	(340)	(8,703)	(28,153)
TDAM Institutional Treasury Fund	7,644	—	—	(694)	(4,969)	1,981

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward and applied against future capital gains. For taxable years beginning on or before December 22, 2010, such capital losses may be carried forward for a maximum of eight years. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of October 31, 2014, the following Funds had capital loss carryforwards available to offset future capital gains, if any:

	Short-Term Loss	Expiring October 31,		Total
		2018	2019
TDAM Institutional Money Market Fund	$340	$—	$—	$340
TDAM Institutional Municipal Fund	434	523	—	957
TDAM Institutional U.S. Government Fund	7,279	—	20,533	27,812

During the year ended October 31, 2014, the Institutional Money Market Fund and the Institutional Treasury Fund utilized $822 and $8,334, respectively, of capital loss carryforwards to offset capital gains.

As of April 30, 2015, the cost of investments of the Funds for Federal income tax purposes were substantially the same as the cost for financial reporting purposes.

Note 6 — Fund Risks

The income from each Fund will vary with changes in prevailing interest rates. In addition, certain of each Fund’s investments, other than investments of the Institutional Treasury Fund, are subject to “credit risk,” which is the risk that an issuer will be unable to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The Institutional U.S. Government Fund reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of the securities in which the Institutional U.S. Government Fund (and each other Fund of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

24

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2015 (unaudited)

Note 7 — Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds. The majority of these amendments will not take effect for two years. Certain disclosure enhancements take effect in July, 2015. The most significant change in the recent amendments is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value. Government, treasury, retail prime and retail municipal money market funds will continue to transact at a stable $1.00 share price. At this time, management is evaluating the implications and its impact to the Funds.

Note 8 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements.

25

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
April 30, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 27.0%
Board of Trustee Michigan State University, TECP
0.10%, 5/14/15	$2,000,000	$2,000,000
California State, EFA, California Institute of Technology Project, Ser B, RB, (LOC: CALSTRS)
0.10%, 5/7/15 (A)	2,750,000	2,750,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.15%, 5/1/15 (A)	1,800,000	1,800,000
Chicago, TECP
0.18%, 6/23/15	475,000	475,000
Columbia University, TECP
0.11%, 5/5/15	1,000,000	1,000,000
0.10%, 5/6/15	1,000,000	1,000,000
0.10%, 5/14/15	1,000,000	1,000,000
Massachusetts Port Authority, Ser R, RB, (LOC: The Royal Bank of Scotland plc)
0.13%, 5/6/15 (A)(B)	5,400,000	5,400,000
Mississippi Business Finance, Ser L
0.13%, 5/1/15 (A)	4,000,000	4,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.10%, 5/7/15 (A)	2,000,000	2,000,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser B, RB, (LOC: CALSTRS)
0.12%, 5/1/15 (A)	1,500,000	1,500,000
NYS, Energy Research & Development Authority, Consolidated Edison Co. of New York Project, AMT, RB, (LOC: Scotiabank)
0.12%, 5/6/15 (A)	500,000	500,000
NYS, HFA, Gotham West Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.12%, 5/6/15 (A)	5,000,000	5,000,000
Princeton University, TECP
0.13%, 5/6/15	1,730,000	1,730,000
0.11%, 6/15/15	4,470,000	4,470,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Saint Mary Hospital Authority, Catholic East Project, Ser B, RB
0.07%, 5/6/15 (A)	$4,000,000	$4,000,000
San Francisco City & County, TECP
0.12%, 5/5/15	505,000	505,000
0.13%, 6/17/15	1,500,000	1,500,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.13%, 5/6/15 (A)	300,000	300,000
University of California, Ser Z-2, RB
0.10%, 5/7/15 (A)	1,000,000	1,000,000
University of Massachusetts, TECP
0.20%, 5/7/15	1,000,000	1,000,000
University of Minnesota, TECP
0.13%, 5/13/15	2,620,000	2,620,000
University of Texas System, Ser B, RB
0.10%, 5/7/15 (A)	1,100,000	1,100,000
University of Texas, TECP
0.09%, 5/19/15	1,000,000	1,000,000
0.11%, 5/20/15	3,500,000	3,500,000
0.10%, 5/21/15	2,000,000	2,000,000

TOTAL MUNICIPAL OBLIGATIONS		53,150,000
COMMERCIAL PAPER — 26.4%
BANKS — 3.5%
Caisse Centrale Desjardins
0.15%, 5/8/15 (B)(D)	2,000,000	1,999,942
0.15%, 5/27/15 (B)(D)	2,000,000	1,999,783
Commonwealth Bank of Australia
0.15%, 7/21/15 (B)(D)	2,000,000	1,999,325
National Bank of Canada
0.32%, 10/23/15 (D)	1,000,000	998,445
		6,997,495
INDUSTRIAL & OTHER COMMERCIAL PAPER — 22.9%
Board of Trustees of The Leland Stanford Junior University
0.10%, 5/7/15 (D)	2,000,000	1,999,967
0.08%, 5/11/15 (D)	3,000,000	2,999,933

26

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
April 30, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
INDUSTRIAL & OTHER COMMERCIAL PAPER (continued)
CDP Financial
0.15%, 6/16/15 (B)(D)	$3,000,000	$2,999,425
0.17%, 7/13/15 (B)(D)	1,000,000	999,635
0.17%, 7/23/15 (B)(D)	1,000,000	999,585
Coca-Cola
0.20%, 6/4/15 (B)(D)	1,700,000	1,699,679
Colgate-Palmolive
0.07%, 5/12/15 (B)(D)	2,000,000	1,999,957
Harvard University
0.09%, 5/7/15 (D)	3,000,000	2,999,955
0.10%, 5/18/15 (D)	813,000	812,962
Northwestern University
0.12%, 6/10/15 (B)(D)	2,000,000	1,999,733
Procter & Gamble Co.
0.11%, 5/26/15 (D)	1,000,000	999,924
PSP Capital
0.15%, 5/12/15 (B)(D)	2,000,000	1,999,908
0.14%, 6/5/15 (B)(D)	1,000,000	999,864
0.22%, 10/9/15 (B)(D)	2,000,000	1,998,032
Trinity Health
0.13%, 5/5/15 (D)	1,000,000	999,986
0.12%, 5/19/15 (D)	600,000	599,964
University of California
0.14%, 5/11/15 (D)	2,675,000	2,674,896
0.15%, 6/2/15 (D)	2,000,000	1,999,733
0.10%, 6/9/15 (D)	2,200,000	2,199,762
University of Virginia
0.12%, 6/2/15 (D)	4,000,000	3,999,573
Yale University
0.12%, 5/4/15 (D)	4,000,000	3,999,960
0.10%, 6/15/15 (D)	3,000,000	2,999,625
		44,982,058
TOTAL COMMERCIAL PAPER		51,979,553
CORPORATE OBLIGATIONS — 13.2%
BANKS — 9.1%
Bank of Montreal MTN
0.80%, 11/6/15	2,075,000	2,079,380
Bank of New York Mellon
2.95%, 6/18/15	678,000	680,379
0.70%, 10/23/15	1,474,000	1,476,454
Bank of Nova Scotia
2.05%, 10/7/15	1,288,000	1,297,275
0.75%, 10/9/15	2,155,000	2,158,435
2.90%, 3/29/16	2,091,000	2,137,021
Canadian Imperial Bank of Commerce
0.90%, 10/1/15	758,000	759,822

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Inter-American Development Bank
0.50%, 8/17/15	$1,000,000	$1,000,891
National Bank of Canada
1.50%, 6/26/15	3,552,000	3,558,580
Royal Bank of Canada MTN
0.55%, 5/1/15	1,340,000	1,340,000
1.92%, 7/30/15	400,000	401,594
0.63%, 12/4/15	1,000,000	1,001,314
		17,891,145
FINANCIALS — 3.5%
Canadian Imperial Bank of Commerce
2.35%, 12/11/15	1,500,000	1,517,355
General Electric Capital MTN
2.38%, 6/30/15	1,395,000	1,399,768
1.63%, 7/2/15	200,000	200,439
4.38%, 9/21/15	500,000	507,811
2.25%, 11/9/15	790,000	797,854
Partisan Property
0.20%, 5/6/15 (C)	493,300	493,300
Westpac Banking
0.48%, 5/1/15 (B)(C)	2,000,000	2,000,000
		6,916,527
INDUSTRIALS — 0.6%
General Electric
0.85%, 10/9/15	1,000,000	1,002,399
Procter & Gamble Co.
1.80%, 11/15/15	248,000	249,889
		1,252,288
TOTAL CORPORATE OBLIGATIONS		26,059,960
CERTIFICATES OF DEPOSIT — 7.4%
Australia & New Zealand Banking Group, NY
0.18%, 5/29/15	1,000,000	1,000,000
0.17%, 8/19/15	1,000,000	1,000,000
0.17%, 9/8/15	2,000,000	2,000,000
Bank of Montreal
0.39%, 5/1/15	1,000,000	1,000,593
0.23%, 6/1/15	1,000,000	1,000,000
0.25%, 9/25/15	2,000,000	2,000,041
National Bank of Canada
0.39%, 5/13/15	1,500,000	1,500,631
0.47%, 2/24/16	1,000,000	1,000,000
Royal Bank of Canada, NY
0.27%, 7/6/15	2,000,000	2,000,000
Westpac Banking
0.23%, 6/12/15	2,000,000	2,000,023
TOTAL CERTIFICATES OF DEPOSIT		14,501,288

27

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
April 30, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REGIONAL GOVERNMENT OBLIGATIONS — 5.1%
Export Development Canada
0.50%, 9/15/15	$945,000	$946,054
1.25%, 10/27/15	560,000	562,827
Province of British Columbia
2.85%, 6/15/15	1,673,000	1,678,528
Province of Manitoba Canada
2.63%, 7/15/15	1,195,000	1,200,804
Province of Ontario Canada
0.95%, 5/26/15	4,225,000	4,227,072
2.70%, 6/16/15	736,000	738,291
4.75%, 1/19/16	600,000	618,907
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		9,972,483
U.S. GOVERNMENT AGENCY OBLIGATION — 2.5%
Federal Home Loan, Discount Note
0.06%, 5/29/15 (D)	5,000,000	4,999,767
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		4,999,767
REPURCHASE AGREEMENTS — 19.3%
Counterparty: Bank of Montreal 0.08% dated 4/30/15, due 5/1/15 in the amount of $12,971,029, fully collateralized by U.S. Treasury obligations, par value $100 – $4,027,400, coupon range 0.00% – 9.13%, maturity range 6/30/15 – 5/15/24, value $13,230,452	12,971,000	12,971,000
Counterparty: Bank of Nova Scotia 0.11% dated 4/30/15, due 5/1/15 in the amount of $20,000,061, fully collateralized by U.S. Government obligations, par value $1,000 – $6,830,000, coupon range 0.00% – 7.13%, maturity range 5/13/15 – 11/15/39, value $20,400,344	20,000,000	20,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Counterparty: RBC Capital Markets 0.07% dated 4/30/15, due 5/1/15 in the amount of $5,000,010, fully collateralized by U.S. Treasury obligations, par value $24 – $4,792,700, coupon range 0.00% – 8.00%, maturity range 7/23/15 – 1/15/25, value $5,100,040	$5,000,000	$5,000,000
TOTAL REPURCHASE AGREEMENTS		37,971,000
TOTAL INVESTMENTS (Cost $198,634,051) — 100.9%		198,634,051
OTHER ASSETS AND LIABILITIES, NET — (0.9)%		(1,848,297)
NET ASSETS — 100.0%		$196,785,754
(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2015. Date shown is the date on which the Fund can unconditionally demand payment.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2015, these securities amounted to $29,094,868 or 14.79% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(C)	Variable rate security. The rate shown is the current rate on April 30, 2015. Date shown represents the final maturity date.
(D)	The rate shown is the effective yield at time of purchase.

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers’ Retirement System

EFA — Education Facilities Authority

HFA — Housing Finance Authority

LOC — Letter of Credit

MTN — Medium Term Note

N.A. — National Association

NYC — New York City

NYS — New York State

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

28

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
April 30, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.9%
ALASKA — 0.4%
Valdez, Marine Terminal, Exxon Mobil Project, RB
0.14%, 5/1/15 (A)	$200,000	$200,000
CALIFORNIA — 11.0%
California State, EFA, TECP
0.03%, 5/5/15	1,400,000	1,400,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser C, RB, (LOC: U.S. Bank N.A.)
0.10%, 5/6/15 (A)	500,000	500,000
California State, PCFA, Pacific Gas & Electric Project, Ser E, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.11%, 5/1/15 (A)	1,400,000	1,400,000
California Statewide Communities Development Authority, John Muir Health Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.12%, 5/1/15 (A)	200,000	200,000
Northern California Power Agency, Hydroelectric Project, Ser A-R, RB, (LOC: Bank of Montreal)
0.13%, 5/6/15 (A)	1,500,000	1,500,000
		5,000,000
CONNECTICUT — 3.3%
Connecticut State, HEFA, Yale University Project, Ser Y-3, RB
0.11%, 5/1/15 (A)	1,500,000	1,500,000
ILLINOIS — 3.4%
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.10%, 5/7/15 (A)	450,000	450,000
Illinois State, Finance Authority, North Park University Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.12%, 5/6/15 (A)	500,000	500,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Illinois State, Finance Authority, Northwestern University Project, Sub-Ser, RB
0.09%, 5/6/15 (A)	$600,000	$600,000
		1,550,000
INDIANA — 0.7%
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.12%, 5/7/15 (A)	300,000	300,000
IOWA — 2.0%
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.11%, 5/7/15 (A)	935,000	935,000
KENTUCKY — 0.9%
Kentucky State, Higher Education Student Loan, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.09%, 5/6/15 (A)	400,000	400,000
MARYLAND — 4.4%
Johns Hopkins University, TECP
0.05%, 6/2/15	500,000	500,000
0.06%, 7/16/15	1,500,000	1,500,000
		2,000,000
MASSACHUSETTS — 2.8%
Massachusetts State, Health & Educational Facilities Authority, TECP
0.03%, 6/4/15	1,300,000	1,300,000
MICHIGAN — 8.1%
Board of Trustee Michigan State University, TECP
0.06%, 5/4/15	1,630,000	1,630,000
Michigan State, Finance Authority
0.06%, 5/5/15	1,600,000	1,600,000

29

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
April 30, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MICHIGAN (continued)
Michigan State University, TECP
0.03%, 5/12/15	$500,000	$500,000
		3,730,000
MINNESOTA — 3.5%
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: Royal Bank of Canada)
0.12%, 5/7/15 (A)	1,000,000	1,000,000
Rochester, Health Care Facilities, Mayo Clinic Project, Ser A, RB
0.11%, 5/6/15 (A)	600,000	600,000
		1,600,000
MISSISSIPPI — 4.4%
Mississippi State, Business Financial Corporation, Chevron USA Project, Ser B, RB
0.12%, 5/1/15 (A)	900,000	900,000
Mississippi State, Business Financial Corporation, Chevron USA Project, Ser C, RB
0.11%, 5/1/15 (A)	300,000	300,000
Mississippi State, Business Financial Corporation, Ser G, RB
0.11%, 5/1/15 (A)	105,000	105,000
Mississippi State, Business Financial Corporation, Ser I, RB
0.11%, 5/1/15 (A)	500,000	500,000
Mississippi State, Business Financial Corporation, Ser L, RB
0.13%, 5/1/15 (A)	200,000	200,000
		2,005,000
MISSOURI — 2.0%
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser R, RB, (LOC: Bank of Montreal)
0.11%, 5/6/15 (A)	920,000	920,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW MEXICO — 2.3%
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.10%, 5/7/15 (A)	$1,050,000	$1,050,000
NEW YORK — 13.1%
NYC, Municipal Water Finance Authority, Ser B-4, RB
0.12%, 5/1/15 (A)	500,000	500,000
NYS, Energy Research & Development Authority, Consolidated Edison Co. of New York Project, AMT, RB, (LOC: Scotiabank)
0.12%, 5/6/15 (A)	1,500,000	1,500,000
NYS, Power Authority, Ser A, GO, (LIQ: Bank of Nova Scotia)
0.07%, 9/1/15 (A)	2,000,000	2,000,000
Port Authority of New York and New Jersey, TECP
0.09%, 5/13/15	2,000,000	2,000,000
		6,000,000
OREGON — 2.9%
Clackamas County Hospital Facility Authority, Ser A, RB, USBNA
0.10%, 5/6/15 (A)	1,050,000	1,050,000
Oregon State, Ser A, GO
2.00%, 6/15/15	300,000	300,694
		1,350,694
PENNSYLVANIA — 3.3%
Pennsylvania State University, Ser B, RB
0.15%, 6/1/15 (A)	1,500,000	1,500,000
TEXAS — 15.0%
Dallas Area Rapid Transit, TECP
0.07%, 6/17/15	1,700,000	1,700,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.11%, 5/7/15 (A)(B)	1,000,000	1,000,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.11%, 5/7/15 (A)	650,000	650,000

30

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
April 30, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
TEXAS (continued)
Gulf Coast, IDA, Exxon Mobil Project, RB
0.11%, 5/1/15 (A)	$500,000	$500,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.10%, 5/6/15 (A)	1,000,000	1,000,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.10%, 5/6/15 (A)	500,000	500,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.13%, 5/6/15 (A)	300,000	300,000
University of Texas, Financing System Project, Ser B, RB
0.08%, 5/7/15 (A)	600,000	600,000
University of Texas, TECP
0.05%, 5/7/15	600,000	600,000
		6,850,000
UTAH — 3.5%
Utah State, MFH, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.13%, 5/7/15 (A)	1,600,000	1,600,000
VIRGINIA — 6.0%
Norfolk, IDA, TECP
0.09%, 5/7/15	1,700,000	1,700,000
Suffolk, Redevelopment & Housing Authority, Oak Springs Apartments, RB, (LOC: Freddie Mac)
0.16%, 5/6/15 (A)(C)	200,000	200,000
University of Virginia, TECP
0.04%, 5/21/15	466,000	466,000
0.05%, 6/16/15	400,000	400,000
		2,766,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
WASHINGTON — 2.3%
Washington State, Economic DFA, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank N.A.)
0.15%, 5/7/15 (A)	$460,000	$460,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.15%, 5/7/15 (A)(C)	600,000	600,000
		1,060,000
WISCONSIN — 4.4%
Wisconsin State, TECP
0.06%, 5/6/15	1,500,000	1,500,000
0.14%, 6/3/15	500,000	500,000
		2,000,000
WYOMING — 0.2%
Lincoln County, PCFA, Exxon Mobil Project, Ser A, AMT, RB
0.11%, 5/1/15 (A)	100,000	100,000
TOTAL MUNICIPAL OBLIGATIONS		45,716,694
TOTAL INVESTMENTS (Cost $45,716,694) — 99.9%		45,716,694
OTHER ASSETS AND LIABILITIES, NET — 0.1%		48,636
NET ASSETS — 100.0%		$45,765,330
(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2015. Date shown is the date on which the Fund can unconditionally demand payment.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2015, these securities amounted to $1,000,000 or 2.19% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(C)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.

31

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
April 30, 2015 (unaudited)

AMT — Alternative Minimum Tax

DFA — Developmental Finance Authority

EFA — Educational Facilities Authority

GO — General Obligation

HEFA — Health and Education Facilities Authority

HFC — Housing Finance Commission

IDA — Industrial Development Authority

LIQ — Liquidity Agreement

LOC — Letter of Credit

MFH — Multi-Family Housing

N.A. — National Association

NYC — New York City

NYS — New York State

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

USBNA — US Bank National Association

Please see accompanying notes to financial statements.

32

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional U.S. Government Fund • Schedule of Investments
April 30, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 88.0%
FANNIE MAE, DISCOUNT NOTE — 23.0%
0.08%, 5/5/15 (A)(B)	$30,000,000	$29,999,733
0.04%, 5/13/15 (A)(B)	12,500,000	12,499,812
0.04%, 5/20/15 (A)(B)	6,250,000	6,249,852
0.05%, 5/21/15 (A)(B)	12,900,000	12,899,642
0.06%, 6/1/15 (A)(B)	300,000	299,984
0.05%, 6/2/15 (A)(B)	10,035,000	10,034,509
0.05%, 6/10/15 (A)(B)	45,676,000	45,673,351
0.14%, 7/8/15 (A)(B)	20,000,000	19,994,711
0.08%, 8/5/15 (A)(B)	42,937,000	42,927,840
0.13%, 9/9/15 (A)(B)	20,000,000	19,990,539
		200,569,973
FEDERAL FARM CREDIT BANK — 0.8%
0.19%, 9/9/15	7,091,000	7,090,930
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 27.5%
0.11%, 5/7/15 (B)	5,000,000	4,999,908
0.05%, 5/12/15 (B)	7,500,000	7,499,885
0.05%, 5/13/15 (B)	20,000,000	19,999,667
0.06%, 5/14/15 (B)	20,000,000	19,999,567
0.10%, 5/18/15 (B)	15,000,000	14,999,292
0.05%, 5/19/15 (B)	30,000,000	29,999,250
0.05%, 5/20/15 (B)	66,000,000	65,998,258
0.05%, 5/26/15 (B)	36,000,000	35,998,750
0.05%, 6/11/15 (B)	5,000,000	4,999,715
0.05%, 6/19/15 (B)	5,000,000	4,999,660
0.09%, 9/1/15 (B)	5,000,000	4,998,462
0.11%, 9/10/15 (B)	5,000,000	4,997,983
0.12%, 9/29/15 (B)	10,000,000	9,994,967
0.18%, 12/11/15 (B)	5,000,000	4,994,400
0.19%, 1/6/16 (B)	5,000,000	4,993,403
		239,473,167
FEDERAL HOME LOAN BANK — 10.6%
0.17%, 6/30/15	32,000,000	32,001,276
0.14%, 7/20/15	30,000,000	29,999,946
0.20%, 9/16/15	12,500,000	12,499,872
0.18%, 11/4/15	17,500,000	17,498,913
1.63%, 12/11/15	500,000	504,181
		92,504,188
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 4.6%
0.08%, 5/15/15 (B)	344,000	343,990
0.08%, 6/26/15 (B)	40,000,000	39,995,333
		40,339,323
FREDDIE MAC — 0.1%
0.42%, 9/18/15 (A)	950,000	950,827
FREDDIE MAC, DISCOUNT NOTE — 21.4%
0.06%, 5/4/15 (A)(B)	25,800,000	25,799,878
0.10%, 5/11/15 (A)(B)	4,400,000	4,399,878
0.07%, 5/12/15 (A)(B)	40,000,000	39,999,139
0.07%, 5/18/15 (A)(B)	23,667,000	23,666,296
0.11%, 5/26/15 (A)(B)	7,000,000	6,999,487
0.12%, 5/28/15 (A)(B)	25,000,000	24,997,736

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
0.05%, 6/1/15 (A)(B)	$20,000,000	$19,999,173
0.14%, 6/16/15 (A)(B)	5,000,000	4,999,074
0.16%, 7/21/15 (A)(B)	15,000,000	14,994,769
0.12%, 7/31/15 (A)(B)	285,000	284,914
0.15%, 9/11/15 (A)(B)	20,000,000	19,988,917
		186,129,261
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		767,057,669
REPURCHASE AGREEMENTS — 12.0%
Counterparty: Bank of Montreal 0.08% dated 4/30/15, due 5/1/15 in the amount of $89,214,198, fully collateralized by U.S. Treasury Notes, par value $22,036,300 – $41,828,600, coupon range 0.63% – 2.00%, maturity range 11/15/16 – 5/31/21, value $90,998,312	89,214,000	89,214,000
Counterparty: Bank of Nova Scotia 0.11% dated 4/30/15, due 5/1/15 in the amount of $10,000,031, fully collateralized by a $10,066,800 U.S. Treasury obligation, coupon 2.75%, maturity 11/15/42, value $10,200,039	10,000,000	10,000,000
Counterparty: RBC Capital Markets 0.07% dated 4/30/15, due 5/1/15 in the amount of $5,000,010, fully collateralized by U.S. Treasury obligations, par value $100 – $2,571,700, coupon range 0.63% – 8.88%, maturity range 5/31/16 – 11/15/21, value $5,100,099	5,000,000	5,000,000
TOTAL REPURCHASE AGREEMENTS		104,214,000
TOTAL INVESTMENTS (Cost $871,271,669) — 100.0%		871,271,669
OTHER ASSETS AND LIABILITIES, NET — 0.0%		10,039
NET ASSETS — 100.0%		$871,281,708

Please see accompanying notes to financial statements.

33

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional U.S. Government Fund • Schedule of Investments
April 30, 2015 (unaudited)

(A)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.

Please see accompanying notes to financial statements.

34

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Treasury Obligations Money Market Fund • Schedule of Investments
April 30, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 39.0%
U.S. Treasury Bills
0.02%, 5/7/15 (A)	$50,000,000	$49,999,867
0.02%, 6/25/15 (A)	10,000,000	9,998,893
0.06%, 7/23/15 (A)	25,000,000	24,995,337
0.11%, 8/20/15 (A)	10,000,000	9,996,701
0.08%, 9/17/15 (A)	25,000,000	24,993,159
0.09%, 10/15/15 (A)	10,000,000	9,996,057
0.10%, 11/12/15 (A)	10,000,000	9,994,583
0.14%, 12/10/15 (A)	25,000,000	24,977,700
0.16%, 1/7/16 (A)	25,000,000	24,971,536
0.20%, 3/31/16 (A)	10,000,000	9,981,342
U.S. Treasury Note
4.13%, 5/15/15	20,000,000	20,030,835
TOTAL U.S. TREASURY OBLIGATIONS		219,936,010
REPURCHASE AGREEMENTS — 60.9%
Counterparty: Bank of Montreal 0.08% dated 4/30/15, due 5/1/15 in the amount of $123,355,274, fully collateralized by a $126,137,500 U.S. Treasury Note, coupon 1.38%, maturity 4/30/20, value $125,822,156	123,355,000	123,355,000
Counterparty: Bank of Nova Scotia 0.10% dated 4/30/15, due 5/1/15 in the amount of $100,000,278, fully collateralized by various U.S. Treasury obligations, par value $7,363,300 – $64,939,100, coupon range 1.38% – 2.75%, maturity range 4/30/20 – 8/15/42, value $102,000,306	100,000,000	100,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Counterparty: RBC Capital Markets 0.07% dated 4/30/15, due 5/1/15 in the amount of $120,000,233, fully collateralized by various U.S. Treasury obligations, par value $100 – $51,506,200, coupon range 0.13% – 6.25%, maturity range 7/23/15 – 2/15/43, value $122,400,062	$120,000,000	$120,000,000
TOTAL REPURCHASE AGREEMENTS		343,355,000
TOTAL INVESTMENTS (Cost $563,291,010) — 99.9%		563,291,010
OTHER ASSETS AND LIABILITIES, NET — 0.1%		378,529
NET ASSETS — 100.0%		$563,669,539
(A)	The rate shown is the effective yield at time of purchase.

Please see accompanying notes to financial statements.

35

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2015 (Unaudited)

Board’s Consideration of Investment Management Arrangements

The Board of Directors (the “Board”), including the Directors who are not interested persons, as defined in the Investment Company Act of 1940 (the “1940 Act”), of the Company (the “Independent Directors”), met to consider the approval of the Amended and Restated Investment Management Agreement (the “Investment Management Agreement”) between the Company, on behalf of each Fund, and TDAM USA Inc. (the “Investment Manager”), at a meeting held on March 26, 2015. In its review of the various agreements and plans with respect to the Funds, the Board of Directors (the “Board”) of TD Asset Management USA Funds Inc. considered information it deemed reasonably necessary to evaluate the terms of such agreements and plans. The Board requested and received materials relating to its consideration of such agreements and plans, including: (i) fees and expense ratios of each Fund and class in comparison to the fees and expense ratios of a peer group of funds; (ii) information with respect to the investment performance of each Fund and class compared to a peer group of funds; (iii) information on the profitability of TDAM USA Inc. (the “Investment Manager”), with respect to each Fund, including details regarding the methodology used to calculate profitability; (iv) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (v) information regarding the compliance record of the Investment Manager. These materials were in addition to other materials and presentations received by the Board throughout the course of the year relating to, in various ways, the Investment Management Agreement and the services provided under the Agreement.

The matters discussed below were considered by the Board. During the Meeting, and throughout the year, experienced counsel independent of the Investment Manager and other “management organizations” as defined in the rules under the 1940 Act, provided guidance to the Independent Directors. The Directors relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. Among other information and factors, the Board considered data on fees and expenses and performance and other information provided by Lipper, Inc. (“Lipper”), which is not affiliated with the Investment Manager, for each Fund, as well. The Board also considered updated performance information provided to it by the Investment Manager at the Meeting.

Nature, Quality and Extent of Services

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Investment Manager and its affiliates. The Board’s evaluation of the quality of the services of the Investment Manager took into account, among other things, the knowledge and experience demonstrated by the Investment Manager at meetings and presentations throughout the year and otherwise, including the scope and quality of the Investment Manager’s investment management capabilities, other resources dedicated to performing its services, the quality of its administrative and other services and its ability to oversee and supervise the service providers of the Funds. Particularly, the Board considered the background and experience of the Investment Manager’s senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment management staff primarily responsible for day-to-day portfolio management services for each Fund. In further evaluating the quality of services provided by the Investment Manager, the Board was informed that, in management’s judgment, the Investment Manager has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. The Board also reviewed the compliance and administrative personnel and services of the Investment Manager that support its investment advisory services provided to the Funds and determined that such staff was generally sufficient to ensure a high level of quality service that comply with investment policies and restrictions, as well as other applicable requirements. The Board also noted favorably financial condition and operational stability of the Investment Manager as well as its affiliates.

The Board concluded that it was generally satisfied with the nature, quality and extent of the services provided by the Investment Manager and its affiliates.

Fund Performance

The Board, including the Independent Directors, received and considered information about the investment performance of each Fund, as well as the performance of a group of comparable funds selected by Lipper and a group of comparable funds selected by the Investment Manager. In addition, the Board considered information that it received at each

36

quarterly Board meeting about the investment performance of each Fund. The Board noted that the one-, three-, five- and ten-year performance returns of each of the Funds were above or the same as the median performance returns for such periods of its respective peer group. The Board also observed that the conservative approach in which the Funds were being managed, with an emphasis on safety and liquidity, contributed to the relatively low returns of the Funds. Taking into account such factors, the Board concluded that the investment performance generated by the Investment Manager was generally satisfactory, or, if issues were presented, they were being affirmatively addressed.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Fund and class (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). The funds within the peer group were selected by Lipper. Specifically, the Board considered data based on information provided by Lipper indicating that, with respect to the fees and expense ratios of each Fund for its most recent fiscal year, the investment management fee rate of each Fund, both before and after fee waivers, was below the median investment management fee rate of its peer group, with the exception of the investment management fee rate: (a) after waivers of each of the Institutional Class, the Institutional Service Class and the Commercial Class of each of the TDAM Institutional Money Market Fund and the TDAM Institutional Municipal Money Market Fund which was, in each case, the same as the median investment management fee rate after waivers of its respective peer group; (b) after waivers of the Institutional Class of the TDAM Institutional U.S. Government Fund which was above the median investment management fee rate after waivers of its peer group; and (c) after waivers of each of the Institutional Service Class and the Commercial Class of the TDAM Institutional Treasury Obligations Money Market Fund which was the same as the median investment management fee rate after waivers of its peer group.

The Board, in its evaluation of agreements noted that each class’ total gross expense ratio and total net expense ratio of each Fund was at or below the median total gross expense ratio and median total net expense ratio, respectively, of its respective peer group, with the exception of the total gross expense ratio of each of the Institutional Class and Institutional Service Class of each of the TDAM Institutional Municipal Money Market Fund which were, in each case, above the median total gross expense ratio of its respective peer group.

The Board noted the voluntary fee waivers and expense reimbursements provided by the Investment Manager and its affiliates with respect to the Funds, including to support the Funds’ yields.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the affiliates of the Investment Manager with respect to similarly managed accounts, if any.

On the basis of the factors considered and information presented, which were consolidated on a holistic basis, the Board determined that the fee rates were not unreasonable.

Profitability

The Board, including the Independent Directors, considered the level of the Investment Manager’s profits with respect to management of the Funds. The Board was presented with a report prepared by management and reviewed by an independent consultant disclosing the Investment Manager’s profitability. On the basis of management’s and the independent consultant’s representations with respect to the preparation of the report, the Board, including the Independent Directors, concluded that the cost allocation methodology employed was reasonably based. The Board considered the amount of profits (including related benefits) realized by the Investment Manager and its affiliates in connection with the operation of the Funds and concluded that the amount of profits was not unreasonable in light of the services provided to the Funds.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board noted that the Investment Manager’s advisory fee rate for each Fund contains breakpoints and, accordingly, reflects the potential for sharing economies of scale, if any, with shareholders as each Fund grows. The Board concluded that potential economies of scale were passed on to the Fund shareholders in the form of breakpoints to the advisory fee rate. The Board, including the Independent Directors, considered that economies of scale, if any, may be shared in a number of ways, including through

37

fee and expense waivers and reimbursements. With respect to each Fund, the Board determined that the advisory fee structure was reasonable and no changes were currently necessary.

Other Benefits to the Investment Manager

The Board, including the Independent Directors, also took into account not only the advisory fees payable by the Funds, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of affiliates of the Investment Manager as paid service providers to the Funds, including, for example, administrative, shareholder services and transfer agency services, as well as Rule 12b-1 fees received by affiliates of the Investment Manager. The Board concluded that other ancillary benefits that the Investment Manager and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Company and the Funds, such as those noted above, were not unreasonable.

Conclusion

The Board, including all of the Independent Directors voting separately, concluded in light of a weighing and balancing of all factors considered, including those described above, that it was in the best interests of each Fund to approve the Investment Management Agreement with respect to such Fund for an additional one-year period.

38

Directors and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Executive Officers. Directors who are not deemed to be “interested persons’ of the Company, as defined in the Act, are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing your investment advisor or TD Ameritrade Institutional at 4075 Sorrento Valley Blvd, Suite A, San Diego, CA 92121 or by calling 800-431-3500 or by writing TD Asset Management USA Funds Inc., Shareholder Services, P.O. Box 182300, Columbus, OH 43218-2300, or by calling 1-866-416-4031. The following chart lists Directors and Officers as of June 17, 2015.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors
DONALD J. HERREMA c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 62	Chairman of the Board; Director; Chairman of the Nominating/ Governance Committee	Chairman since 6/20/13; Chairman of the Nominating/ Governance Committee since March 2011; Director since 3/30/09	Executive Vice Chairman of Kennedy Wilson, International (real estate), since 2009; Senior Advisor Stonepoint Capital 2008 - 2011; Financial services executive and advisor; Founder of BlackSterling Partners, LLC (private equity investment firm), since 2004.	22	Director of USC Marshall School of Business Board since 2010; Director of Lepercq, de Neuflize and Co. since 2009; President of Christ Church Trustees since 2008; Trustee of Whittier College since 1995.

PETER B. M. EBY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 77	Director	Since: 6/6/02	Retired.	22	Director of Leon’s Furniture Limited since May 1977; Director of George Weston Limited (May 2000 - November 2014).
JAMES E. KELLY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 64	Director and Chairman of the Audit Committee	Director since 12/18/08; Chairman of the Audit Committee since 3/24/11	Consultant and financial services attorney and real estate investor; teacher at Empire State College from March 2008 through September 2010; Senior Advisor to New York State Banking Department, 2009; Trustee of Albany Law School since 1998, Vice Chairman since 2013, Chair of the Long Range Planning Committee since 2012.	22	Director and Vice Chairman, Albany Law School Board of Trustees; Chairman of the Board Long Range Planning Committee.
†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of April 30, 2015.

39

Directors and Officers Information
(Unaudited) (Continued)

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
ROBERT P. HERRMANN c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 52	Director	Since: 9/23/14	Executive Vice President, Global Asset & Wealth Management, Ipreo (2013 - present); Previously, Chairman & CEO of Discovery Data, a leading financial services industry data provider (2009 – 2013); CEO and Director of Loring Ward International, Ltd.; and President of SA Funds – Investment Trust (2005 – 2009).	22	Independent Trustee of Arbitrage Funds; Director, FTJ Fund Choice, LLC.
CHRISTOPHER L. WILSON c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 58	Director	Since: 9/23/14	Managing Partner, CT2, LLC (consulting), (2009 to present); Previously, President and CEO, Columbia Funds (2004 – 2009).	22	Chairman of Audit Committee and Director, ISO-NE (energy and energy services), (2011 - present); Trustee and Finance Committee Chairman, Lesley University (2003 - 2011); Board of Governors, Investment Company Institute (2005 – 2009).

Interested Director
BARBARA F. PALK ††† c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 63	Director	Since: 12/17/10	Senior Vice President — TD Bank Group & President of TD Asset Management Inc., TDAM USA Inc. and TD Investments from June 2003 through December 2010.	22	Director of Ontario Teachers’ Pension Plan Board since 2012; Director of Queens University, Greenwood College School; Director of The Perimeter Institute; The Shaw Festival; Director of The Canadian Coalition for Good Governance; Director of First National Financial Corporation; Board of Crombie REIT since 5/14/14.

†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of April 30, 2015.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.

40

Director and Officers Information
(Unaudited) (Concluded)

Name, Address and Age	Position(s) held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past Five Years
Officers Who Are Not Directors
R. MICHAEL THORFINNSON c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 52	President and Chief Executive Officer	Since: 3/26/15	Chief Administrative Officer and Chief Risk Officer of TD Asset
Management Inc. since 2010; Previously, Chief Risk Officer of TD Asset Management Inc. since 2002 and Chief Financial Officer of TDAM Wealth Management from 2001 to 2002; and Chief Operating Officer of TDAM from 1998 to 2010.
MAYA GITTENS c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 51	Chief Legal Officer and Anti-Money Laundering Officer	Since: 9/22/08	Since June 2008, Vice President & Director and Secretary of the Investment Manager; from June 2005 through March 2008, attorney, Schulte Roth and Zabel LLP.
ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 47	Treasurer and Chief Financial Officer	Since: 9/22/08	Since November 2004, Fund Accounting Director at SEI Investments.
MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 44	Assistant Treasurer	Since: 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.
CURTIS BARNES c/o Citi Fund Services Ohio, Inc. 100 Summer Street, Suite 1500 Boston, MA 02110 Age: 61	Secretary	Since: 6/14/12	Since September 2007, Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.; from May 1995 through September 2007, Vice President, Citi Fund Services Ohio, Inc.
MICHELE R. TEICHNER c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 55	Chief Compliance Officer, Vice President and Assistant Secretary	Chief Compliance Officer since 6/11/04; Vice President and Assistant Secretary since 11/2/99	Since January 2006, Managing Director of the Investment Manager.
†	The table shows the time period for which each individual has served as Officer. There is no set term of office for Officers.

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TDAMSAR02

Item 2. Code of Ethics.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Asset Management USA Funds Inc.

By (Signature and Title)*  /s/ R. Michael Thorfinnson, President

R. Michael Thorfinnson, President

Date July 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ R. Michael Thorfinnson, President

R. Michael Thorfinnson, President

Date July 1, 2015

By (Signature and Title)* /s/ Eric Kleinschmidt, Treasurer

Eric Kleinschmidt, Treasurer

Date July 1, 2015

* Print the name and title of each signing officer under his or her signature.